United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York	14450
(Address of principal executive offices)	(zip code)

B. Reuben Auspitz        290 Woodcliff Drive, Fairport, New York 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1:	SCHEDULE OF INVESTMENTS

Investment Portfolio - January 31, 2008 (unaudited)

Tax Managed Series	Shares	Value
COMMON STOCKS—97.3%
Consumer Discretionary—18.3%
Hotels, Restaurants & Leisure—4.8%
Carnival Corp.	10,960	$487,610
International Game Technology	14,760	629,809

		1,117,419

Household Durables—2.3%
D.R. Horton, Inc.	8,530	147,143
Lennar Corp.—Class A	5,370	110,622
Pulte Homes, Inc.	10,680	174,511
Toll Brothers, Inc.*	4,360	101,501

		533,777

Media—6.8%
Charter Communications, Inc.—Class A*	84,700	99,099
Comcast Corp.—Class A*	26,520	481,603
The E.W. Scripps Co.—Class A	8,380	341,234
Grupo Televisa S.A.—ADR (Mexico)	12,360	275,504
Time Warner, Inc.	24,750	389,565

		1,587,005

Specialty Retail—4.4%
The Home Depot, Inc.	6,800	208,556
Limited Brands, Inc.	20,680	394,781
Lowe's Companies, Inc.	7,810	206,496
O'Reilly Automotive, Inc.*	7,580	223,079

		1,032,912

Total Consumer Discretionary		4,271,113

Consumer Staples—10.6%
Beverages—2.0%
The Coca-Cola Co.	8,075	477,798

Food Products—7.1%
Dean Foods Co.	10,460	292,880
Kellogg Co.	5,240	250,996
Nestle S.A. (Switzerland)	1,260	563,291
Unilever plc—ADR (United Kingdom)	16,790	550,712

		1,657,879

Personal Products—1.5%
The Estee Lauder Companies, Inc.—Class A	8,060	340,132

Total Consumer Staples		2,475,809

Investment Portfolio - January 31, 2008 (unaudited)

Tax Managed Series	Shares	Value
Energy—4.7%
Energy Equipment & Services—4.0%
Baker Hughes, Inc.	3,630	235,696
National-Oilwell Varco, Inc.*	2,752	165,753
Schlumberger Ltd.	2,360	178,086
Weatherford International Ltd.*	5,630	347,990

		927,525

Oil, Gas & Consumable Fuels—0.7%
Hess Corp.	1,790	162,586

Total Energy		1,090,111

Financials—8.3%
Capital Markets—1.0%
SEI Investments Co.	8,550	236,835

Commercial Banks—6.0%
PNC Financial Services Group, Inc.	4,900	321,538
U.S. Bancorp	11,400	387,030
Wachovia Corp.	17,820	693,733

		1,402,301

Diversified Financial Services—1.3%
Bank of America Corp.	6,760	299,806

Total Financials		1,938,942

Health Care—22.7%
Biotechnology—2.8%
Amgen, Inc.*	6,960	324,266
Genzyme Corp.*	4,080	318,770

		643,036

Health Care Equipment & Supplies—7.0%
Boston Scientific Corp.*	55,650	675,035
The Cooper Companies, Inc.	8,360	329,217
Medtronic, Inc.	13,710	638,475

		1,642,727

Health Care Providers & Services—1.5%
Quest Diagnostics, Inc.	6,880	339,322

Health Care Technology—2.1%
Cerner Corp.*	3,190	167,156
Eclipsys Corp.*	12,460	320,720

		487,876

Life Sciences Tools & Services—5.1%
Affymetrix, Inc.*	8,460	169,708

Investment Portfolio - January 31, 2008 (unaudited)

Tax Managed Series	Shares	Value
Invitrogen Corp.*	3,100	265,577
Lonza Group AG (Switzerland)	3,520	448,308
PerkinElmer, Inc.	12,050	299,925

		1,183,518

Pharmaceuticals—4.2%
Johnson & Johnson	5,420	342,869
Novartis AG—ADR (Switzerland)	12,730	644,265

		987,134

Total Health Care		5,283,613

Industrials—6.2%
Air Freight & Logistics—2.3%
United Parcel Service, Inc.—Class B	7,090	518,705

Airlines—2.4%
Southwest Airlines Co.	48,040	563,509

Industrial Conglomerates—1.5%
3M Co.	4,340	345,681

Total Industrials		1,427,895

Information Technology—18.0%
Communications Equipment—4.1%
Alcatel-Lucent (France)	45,610	284,079
Cisco Systems, Inc.*	13,000	318,500
Juniper Networks, Inc.*	12,915	350,642

		953,221

Computers & Peripherals—1.7%
EMC Corp.*	24,515	389,053

Electronic Equipment & Instruments—0.7%
LG. Philips LCD Co. Ltd.—ADR* (South Korea)	7,900	169,534

Internet Software & Services—1.6%
Google, Inc.—Class A*	640	361,152

IT Services—4.5%
Automatic Data Processing, Inc.	11,290	458,035
Western Union Co.	26,690	597,856

		1,055,891

Software—5.4%
Electronic Arts, Inc.*	8,080	382,750
Salesforce.com, Inc.*	6,320	330,410
SAP AG—ADR (Germany)	6,770	323,606

Investment Portfolio - January 31, 2008 (unaudited)

Tax Managed Series	Shares	Value
TIBCO Software, Inc.*	31,380	233,467

		1,270,233

Total Information Technology		4,199,084

Materials—6.6%
Chemicals—2.6%
NITTO DENKO Corp. (Japan)	12,400	605,248

Paper & Forest Products—4.0%
Louisiana-Pacific Corp.	40,030	611,258
Weyerhaeuser Co.	4,810	325,733

		936,991

Total Materials		1,542,239

Utilities—1.9%
Independent Power Producers & Energy Traders—1.3%
Mirant Corp.*	8,410	309,825

Multi-Utilities—0.6%
Xcel Energy, Inc.	6,290	130,769

Total Utilities		440,594

TOTAL COMMON STOCKS (Identified Cost $21,570,328)		22,669,400

SHORT-TERM INVESTMENTS—3.4%
Dreyfus Treasury Cash Management—Institutional Shares (Identified Cost $800,204)	800,204	800,204

TOTAL INVESTMENTS—100.7% (Identified Cost $22,370,532)		23,469,604
LIABILITIES, LESS OTHER ASSETS—(0.7%)		(157,803)

NET ASSETS—100%		$23,311,801

*	Non-income producing security

ADR—American Depository Receipt

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$22,427,264

Investment Portfolio - January 31, 2008 (unaudited)

Tax Managed Series	Shares	Value
Unrealized appreciation		$2,051,964
Unrealized depreciation		(1,009,624)

Net unrealized appreciation		$1,042,340

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Equity Series	Shares	Value
COMMON STOCKS—95.6%

Consumer Discretionary—23.3%
Hotels, Restaurants & Leisure—4.6%
Carnival Corp.	115,490	$5,138,150
International Game Technology	94,430	4,029,328

		9,167,478

Household Durables—4.2%
D.R. Horton, Inc.	89,810	1,549,222
Fortune Brands, Inc.	24,090	1,684,373
Lennar Corp.—Class A	85,860	1,768,716
Pulte Homes, Inc.	135,680	2,217,011
Toll Brothers, Inc.*	51,340	1,195,195

		8,414,517

Media—8.3%
Charter Communications, Inc.—Class A*	1,936,530	2,265,740
Comcast Corp.—Class A*	293,680	5,333,229
The E.W. Scripps Co.—Class A	92,020	3,747,054
Time Warner, Inc.	334,880	5,271,011

		16,617,034

Specialty Retail—6.2%
The Home Depot, Inc.	78,990	2,422,623
Limited Brands, Inc.	273,280	5,216,915
Lowe's Companies, Inc.	90,790	2,400,488
O'Reilly Automotive, Inc.*	85,290	2,510,085

		12,550,111

Total Consumer Discretionary		46,749,140

Consumer Staples—4.6%
Food Products—2.9%
Dean Foods Co.	116,060	3,249,680
Kellogg Co.	54,470	2,609,113

		5,858,793

Personal Products—1.7%
The Estee Lauder Companies, Inc.—Class A	77,830	3,284,426

Total Consumer Staples		9,143,219

Energy—3.7%
Energy Equipment & Services—3.7%
Baker Hughes, Inc.	55,050	3,574,396
Weatherford International Ltd.*	62,690	3,874,869

Total Energy		7,449,265

Investment Portfolio - January 31, 2008 (unaudited)

Equity Series	Shares	Value
Financials—11.6%
Capital Markets—1.5%
SEI Investments Co.	105,560	2,924,012

Commercial Banks—7.7%
PNC Financial Services Group, Inc.	59,580	3,909,640
U.S. Bancorp	137,500	4,668,125
Wachovia Corp.	173,630	6,759,416

		15,337,181

Diversified Financial Services—2.4%
Bank of America Corp.	110,710	4,909,989

Total Financials		23,171,182

Health Care—18.5%
Biotechnology—2.0%
Amgen, Inc.*	85,320	3,975,059

Health Care Equipment & Supplies—8.9%
Boston Scientific Corp.*	591,120	7,170,286
The Cooper Companies, Inc.	78,550	3,093,299
Medtronic, Inc.	160,210	7,460,980

		17,724,565

Health Care Providers & Services—1.7%
Quest Diagnostics, Inc.	70,350	3,469,662

Health Care Technology—1.2%
Eclipsys Corp.*	91,760	2,361,902

Life Sciences Tools & Services—2.9%
Affymetrix, Inc.*	90,570	1,816,834
PerkinElmer, Inc.	161,460	4,018,739

		5,835,573

Pharmaceuticals—1.8%
Johnson & Johnson	57,440	3,633,654

Total Health Care		37,000,415

Industrials—8.8%
Air Freight & Logistics—2.5%
United Parcel Service, Inc.—Class B	68,800	5,033,408

Airlines—4.4%
JetBlue Airways Corp.*	455,440	3,147,090
Southwest Airlines Co.	477,970	5,606,588

		8,753,678

Investment Portfolio - January 31, 2008 (unaudited)

Equity Series	Shares	Value
Industrial Conglomerates—1.9%
3M Co.	47,510	3,784,172

Total Industrials		17,571,258

Information Technology—17.6%
Communications Equipment—3.1%
Cisco Systems, Inc.*	192,230	4,709,635
Juniper Networks, Inc.*	56,510	1,534,247

		6,243,882

Computers & Peripherals—2.2%
EMC Corp.*	272,930	4,331,399

Internet Software & Services—1.6%
Google, Inc.—Class A*	5,550	3,131,865

IT Services—4.5%
Automatic Data Processing, Inc.	120,760	4,899,233
Western Union Co.	188,720	4,227,328

		9,126,561

Software—6.2%
Electronic Arts, Inc.*	76,840	3,639,911
Microsoft Corp.	104,050	3,392,030
Salesforce.com, Inc.*	36,470	1,906,652
TIBCO Software, Inc.*	476,820	3,547,541

		12,486,134

Total Information Technology		35,319,841

Materials—5.6%
Paper & Forest Products—5.6%
Louisiana-Pacific Corp.	348,610	5,323,275
Weyerhaeuser Co.	88,470	5,991,188

Total Materials		11,314,463

Utilities—1.9%
Independent Power Producers & Energy Traders—1.9%
Mirant Corp.*	102,750	3,785,310

TOTAL COMMON STOCKS (Identified Cost $207,276,165)		191,504,093

SHORT-TERM INVESTMENTS—5.1%
Dreyfus Treasury Cash Management—Institutional Shares (Identified Cost $10,085,126)	10,085,126	10,085,126

Investment Portfolio - January 31, 2008 (unaudited)

Equity Series	Shares	Value
TOTAL INVESTMENTS—100.7% (Identified Cost $217,361,291)		201,589,219
LIABILITIES, LESS OTHER ASSETS—(0.7%)		(1,334,530)

NET ASSETS—100%		$200,254,689

*	Non-income producing security

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$217,382,835

Unrealized appreciation	$5,258,848
Unrealized depreciation	(21,052,464)

Net unrealized depreciation	$(15,793,616)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
COMMON STOCKS—88.0%

Consumer Discretionary—10.7%
Hotels, Restaurants & Leisure—2.2%
Club Mediterranee S.A.* (France)	104,168	$4,956,620

Leisure Equipment & Products—2.0%
Sankyo Co. Ltd. (Japan)	49,900	2,660,895
Sega Sammy Holdings, Inc. (Japan)	160,000	1,865,889

		4,526,784

Media—3.8%
Grupo Televisa S.A.—ADR (Mexico)	193,880	4,321,585
Societe Television Francaise 1 (France)	168,020	4,210,990

		8,532,575

Specialty Retail—1.6%
Kingfisher plc (United Kingdom)	1,297,470	3,756,146

Textiles, Apparel & Luxury Goods—1.1%
Adidas AG (Germany)	39,200	2,477,679

Total Consumer Discretionary		24,249,804

Consumer Staples—12.0%
Food & Staples Retailing—1.5%
Carrefour S.A. (France)	47,775	3,338,540

Food Products—6.7%
Cadbury Schweppes plc (United Kingdom)	349,140	3,835,445
Nestle S.A. (Switzerland)	10,195	4,557,742
Unilever plc—ADR (United Kingdom)	206,870	6,785,336

		15,178,523

Personal Products—3.8%
Clarins S.A. (France)	58,901	4,041,607
L'Oreal S.A. (France)	26,350	3,229,904
Natura Cosmeticos S.A. (Brazil)	138,100	1,335,438

		8,606,949

Total Consumer Staples		27,124,012

Energy—5.2%
Energy Equipment & Services—5.2%
Calfrac Well Services Ltd. (Canada)	324,850	4,533,920
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	18,264	4,242,650
Trican Well Service Ltd. (Canada)	211,830	2,876,313

Total Energy		11,652,883

Financials—11.5%
Capital Markets—1.5%
Macquarie Group Ltd. (Australia)	57,610	3,355,211

Investment Portfolio - January 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Commercial Banks—5.7%
Aareal Bank AG (Germany)	61,350	2,061,051
HSBC Holdings plc (United Kingdom)	272,170	4,066,802
Royal Bank of Scotland Group plc (United Kingdom)	623,935	4,738,998
Societe Generale (France)	15,930	1,970,175

		12,837,026

Diversified Financial Services—1.5%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	68,050	3,478,772

Insurance—2.8%
Allianz SE (Germany)	23,320	4,166,762
Willis Group Holdings Ltd. (United Kingdom)	57,725	2,034,229

		6,200,991

Total Financials		25,872,000

Health Care—13.1%
Health Care Equipment & Supplies—3.5%
Covidien Ltd. (Bermuda)	54,568	2,435,370
Nobel Biocare Holding AG (Switzerland)	9,770	2,398,642
Straumann Holding AG (Switzerland)	8,580	2,191,855
Synthes, Inc. (Switzerland)	7,120	908,123

		7,933,990

Health Care Providers & Services—2.1%
BML, Inc. (Japan)	77,100	1,232,672
Sonic Healthcare Ltd. (Australia)	246,830	3,604,907

		4,837,579

Life Sciences Tools & Services—3.3%
Lonza Group AG (Switzerland)	41,980	5,346,583
QIAGEN N.V.* (Netherlands)	106,050	2,163,420

		7,510,003

Pharmaceuticals—4.2%
Novartis AG—ADR (Switzerland)	131,370	6,648,636
Santen Pharmaceutical Co. Ltd. (Japan)	104,400	2,773,723

		9,422,359

Total Health Care		29,703,931

Industrials—14.6%
Aerospace & Defense—3.5%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	182,495	7,920,283

Air Freight & Logistics—3.8%
Deutsche Post AG (Germany)	69,605	2,243,186
TNT N.V. (Netherlands)	172,585	6,354,695

		8,597,881

Electrical Equipment—2.1%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	188,255	4,706,375

Investment Portfolio - January 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Industrial Conglomerates—3.2%
Siemens AG (Germany)	36,670	4,717,845
Tyco International Ltd. (Bermuda)	63,640	2,504,870

		7,222,715

Machinery—2.0%
Heidelberger Druckmaschinen AG (Germany)	76,065	2,081,634
Schindler Holding AG (Switzerland)	39,770	2,372,433

		4,454,067

Total Industrials		32,901,321

Information Technology—15.4%
Communications Equipment—1.8%
Alcatel-Lucent—ADR (France)	632,140	4,001,446

Electronic Equipment & Instruments—2.7%
AU Optronics Corp.—ADR (Taiwan)	169,420	2,810,678
LG. Philips LCD Co. Ltd.—ADR* (South Korea)	157,790	3,386,173
Tyco Electronics Ltd. (Bermuda)	368	12,442

		6,209,293

IT Services—0.9%
Atos Origin S.A.* (France)	42,810	2,113,391

Software—10.0%
Aladdin Knowledge Systems Ltd.* (Israel)	55,220	1,165,694
Amdocs Ltd.* (Guernsey)	217,870	7,209,318
Misys plc (United Kingdom)	703,545	2,434,025
SAP AG—ADR (Germany)	92,950	4,443,010
Square Enix Co. Ltd. (Japan)	81,300	2,332,032
UbiSoft Entertainment S.A.* (France)	55,350	4,963,827

		22,547,906

Total Information Technology		34,872,036

Materials—4.0%
Chemicals—2.2%
NITTO DENKO Corp. (Japan)	101,900	4,973,770

Paper & Forest Products—1.8%
Norbord, Inc. (Canada)	638,820	4,002,967

Total Materials		8,976,737

Telecommunication Services—1.5%
Wireless Telecommunication Services—1.5%
Hutchison Telecommunications International Ltd. (Hong Kong)	1,444,000	2,026,004
SK Telecom Co. Ltd.—ADR (South Korea)	58,230	1,445,851

Total Telecommunication Services		3,471,855

TOTAL COMMON STOCKS (Identified Cost $209,383,736)		198,824,579

SHORT-TERM INVESTMENTS—9.5%
Dreyfus Treasury Cash Management—Institutional Shares	3,660,213	3,660,213

Investment Portfolio - January 31, 2008 (unaudited)

Overseas Series	Shares/ Principal Amount	Value
Fannie Mae Discount Note, 2/1/2008	$4,000,000	3,999,542
Fannie Mae Discount Note, 3/12/2008	6,000,000	5,975,961
Federal Home Loan Bank Discount Note, 3/12/2008	8,000,000	7,967,452

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,601,480)		21,603,168

TOTAL INVESTMENTS—97.5% (Identified Cost $230,985,216)		220,427,747
OTHER ASSETS, LESS LIABILITIES—2.5%		5,585,880

NET ASSETS—100%		$226,013,627

*	Non-income producing security

ADR—American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France—17.9%; Switzerland—12.9%; United Kingdom—12.2%.

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$231,042,000

Unrealized appreciation	$11,445,877
Unrealized depreciation	(22,060,130)

Net unrealized depreciation	$(10,614,253)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—28.26%
Consumer Discretionary—4.80%
Auto Components—0.02%
Hankook Tire Co. Ltd. (South Korea)	1,030	$17,409
Tenneco, Inc.*	270	7,147

		24,556

Distributors—0.00%**
Building Materials Holding Corp.	530	3,609

Hotels, Restaurants & Leisure—1.03%
Carnival Corp.	15,050	669,574
Club Mediterranee S.A.* (France)	375	17,844
International Game Technology	13,810	589,273

		1,276,691

Household Durables—0.62%
Corporacion Geo S.A. de C.V.—Class B* (Mexico)	2,770	8,924
D.R. Horton, Inc.	10,080	173,880
KB Home	320	8,800
Lennar Corp.—Class A	9,060	186,636
LG Electronics, Inc. (South Korea)	150	14,305
Pulte Homes, Inc.	14,330	234,152
Toll Brothers, Inc.*	5,930	138,050

		764,747

Leisure Equipment & Products—0.01%
Sankyo Co. Ltd. (Japan)	200	10,665
Sega Sammy Holdings, Inc. (Japan)	300	3,499

		14,164

Media—1.76%
Acme Communications, Inc.	550	1,634
Charter Communications, Inc.—Class A*	117,160	137,077
Comcast Corp.—Class A*	43,327	786,818
The E.W. Scripps Co.—Class A	11,570	471,130
Grupo Televisa S.A.—ADR (Mexico)	650	14,489
Impresa S.A. (SGPS)* (Portugal)	1,000	2,185
Mediacom Communications Corp.—Class A*	5,280	26,189
Mediaset S.p.A. (Italy)	725	6,353
Reed Elsevier plc—ADR (United Kingdom)	238	11,529
Societe Television Francaise 1 (France)	1,090	27,318
Time Warner, Inc.	42,980	676,505
Wolters Kluwer N.V. (Netherlands)	350	9,958

		2,171,185

Multiline Retail—0.01%
PPR (France)	75	10,466

Specialty Retail—1.34%
Build-A-Bear Workshop, Inc.*	500	6,815
The Home Depot, Inc.	9,260	284,004
KOMERI Co. Ltd. (Japan)	100	2,102
Limited Brands, Inc.	39,130	746,992
Lowe's Companies, Inc.	10,650	281,586
O'Reilly Automotive, Inc.*	10,900	320,787
Tractor Supply Co.*	170	6,552
Valora Holding AG (Switzerland)	30	6,942

		1,655,780

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.01%
Adidas AG (Germany)	160	10,113
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	50	5,093

		15,206

Total Consumer Discretionary		5,936,404

Consumer Staples—2.06%
Beverages—0.02%
Diageo plc (United Kingdom)	350	7,043
Scottish & Newcastle plc (United Kingdom)	1,075	16,790

		23,833

Food & Staples Retailing—0.03%
Casino Guichard-Perrachon S.A. (France)	120	13,170
Tesco plc (United Kingdom)	1,675	13,888
United Natural Foods, Inc.*	380	9,112

		36,170

Food Products—1.59%
Cadbury Schweppes plc (United Kingdom)	2,600	28,562
Dean Foods Co.	12,840	359,520
Groupe Danone (France)	200	16,063
Nestle S.A. (Switzerland)	1,685	753,290
Suedzucker AG (Germany)	150	3,177
Unilever plc—ADR (United Kingdom)	24,570	805,896

		1,966,508

Household Products—0.01%
Reckitt Benckiser Group plc (United Kingdom)	175	9,116

Personal Products—0.41%
Clarins S.A. (France)	342	23,467
The Estee Lauder Companies, Inc.—Class A	11,350	478,970
L'Oreal S.A. (France)	80	9,806

		512,243

Total Consumer Staples		2,547,870

Energy—0.97%
Energy Equipment & Services—0.91%
Baker Hughes, Inc.	6,335	411,332
Calfrac Well Services Ltd. (Canada)	2,430	33,915
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	145	33,683
Trican Well Service Ltd. (Canada)	1,440	19,553
Weatherford International Ltd.*	10,152	627,495

		1,125,978

Oil, Gas & Consumable Fuels—0.06%
BP plc (United Kingdom)	550	5,818
Edge Petroleum Corp.*	2,380	15,732
Eni S.p.A. (Italy)	575	18,454
Evergreen Energy, Inc.*	675	1,552
Forest Oil Corp.*	175	7,914
Mariner Energy, Inc.*	141	3,533
Royal Dutch Shell plc—Class B (Netherlands)	196	6,797
Total S.A. (France)	200	14,482

		74,282

Total Energy		1,200,260

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Financials—3.51%
Capital Markets—0.43%
Bank of New York Mellon Corp.[1]	550	25,647
Franklin Resources, Inc.	160	16,677
Macquarie Group Ltd. (Australia)	200	11,648
Merrill Lynch & Co., Inc.	660	37,224
Morgan Stanley	425	21,008
SEI Investments Co.	15,320	424,364

		536,568

Commercial Banks—2.10%
Aareal Bank AG (Germany)	635	21,333
The Bancorp, Inc.*	1,630	23,684
BNP Paribas (France)	120	11,743
Boston Private Financial Holdings, Inc.	865	19,748
Commerzbank AG (Germany)	300	9,026
Credit Agricole S.A. (France)	200	6,092
The Hachijuni Bank Ltd. (Japan)	1,000	6,856
HSBC Holdings plc (United Kingdom)	1,300	19,425
HSBC Holdings plc—ADR (United Kingdom)	310	23,306
Huntington Bancshares, Inc.	830	11,163
PNC Financial Services Group, Inc.	7,820	513,148
Royal Bank of Scotland Group plc (United Kingdom)	7,205	54,724
Societe Generale (France)	55	6,802
Societe Generale—ADR (France)	845	20,819
The Sumitomo Trust & Banking Co. Ltd. (Japan)	1,000	6,339
SunTrust Banks, Inc.	150	10,342
TCF Financial Corp.	1,700	36,125
U.S. Bancorp	18,065	613,307
UniCredito Italiano S.p.A. (Italy)	1,775	13,021
Wachovia Corp.	28,535	1,110,868
Webster Financial Corp.	390	13,209
Wells Fargo & Co.	550	18,706
Wilmington Trust Corp.	650	22,666

		2,592,452

Consumer Finance—0.04%
Capital One Financial Corp.	450	24,664
Nelnet, Inc.—Class A	1,540	20,467

		45,131

Diversified Financial Services—0.59%
Bank of America Corp.	13,463	597,084
Citigroup, Inc.	1,515	42,753
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	325	16,614
ING Groep N.V. (Netherlands)	225	7,251
JPMorgan Chase & Co.	1,000	47,550
Moody's Corp.	580	20,294

		731,546

Insurance—0.30%
Allianz SE (Germany)	350	62,537
American International Group, Inc.	620	34,199
Axa (France)	200	6,802
First American Corp.	990	43,115
LandAmerica Financial Group, Inc.	1,000	52,160
Muenchener Rueckver AG (Germany)	125	22,465
Philadelphia Consolidated Holding Corp.*	760	27,208
Principal Financial Group, Inc.	420	25,036
The Progressive Corp.	1,920	35,635
Torchmark Corp.	440	26,866

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Willis Group Holdings Ltd. (United Kingdom)	875	30,835

		366,858

Real Estate Investment Trusts (REITS)—0.01%
Alstria Office REIT AG* (Germany)	1,070	17,735

Real Estate Management & Development—0.01%
Rodobens Negocios Imobiliarios S.A. (Brazil)	1,630	17,338

Thrifts & Mortgage Finance—0.03%
First Niagara Financial Group, Inc.	560	7,123
Flagstar Bancorp, Inc.	1,670	13,777
IndyMac Bancorp, Inc.	2,030	16,585

		37,485

Total Financials		4,345,113

Health Care—6.49%
Biotechnology—0.86%
Amgen, Inc.*	10,860	505,967
Applera Corp.—Celera Group*	5,100	78,132
Crucell NV—ADR* (Netherlands)	1,900	27,265
Genzyme Corp.*	4,850	378,930
Medarex, Inc.*	2,440	24,376
Monogram Biosciences, Inc.*	15,275	20,469
Senomyx, Inc.*	1,050	6,836
Theratechnologies, Inc.* (Canada)	2,030	18,605

		1,060,580

Health Care Equipment & Supplies—2.20%
Abaxis, Inc.*	1,000	32,550
Alsius Corp.*[3]	3,536	12,659
AtriCure, Inc.*	1,270	17,704
Beckman Coulter, Inc.	580	38,570
Boston Scientific Corp.*	84,210	1,021,467
C.R. Bard, Inc.	260	25,108
Carl Zeiss Meditec AG (Germany)	2,300	35,557
The Cooper Companies, Inc.	10,188	401,203
Covidien Ltd. (Bermuda)	1,040	46,415
Dexcom, Inc.*	3,470	29,183
Edwards Lifesciences Corp.*	355	16,426
ev3, Inc.*	10,813	94,614
Gen-Probe, Inc.*	340	19,431
Hansen Medical, Inc.*	425	7,599
IDEXX Laboratories, Inc.*	280	15,784
Inverness Medical Innovations, Inc.*	1,160	52,258
Medtronic, Inc.	12,085	562,798
Micrus Endovascular Corp.*	1,305	25,069
Nobel Biocare Holding AG (Switzerland)	90	22,096
OraSure Technologies, Inc.*	6,625	52,404
ResMed, Inc.*	350	16,303
Sirona Dental Systems, Inc.*	1,160	32,051
SonoSite, Inc.*	930	32,392
STAAR Surgical Co.*	5,480	13,097
Straumann Holding AG (Switzerland)	105	26,823
Synthes, Inc. (Switzerland)	470	59,946
Wright Medical Group, Inc.*	495	13,514

		2,723,021

Health Care Providers & Services—0.46%
Quest Diagnostics, Inc.	9,810	483,829

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Sonic Healthcare Ltd. (Australia)	2,880	42,062
Tenet Healthcare Corp.*	10,500	46,515

		572,406

Health Care Technology—0.28%
Allscripts Healthcare Solutions, Inc*	1,960	29,067
AMICAS, Inc.*	9,475	26,530
Cerner Corp.*	4,410	231,084
Eclipsys Corp.*	2,320	59,717

		346,398

Life Sciences Tools & Services—0.93%
Affymetrix, Inc.*	11,145	223,569
Caliper Life Sciences, Inc.*	10,897	48,383
Exelixis, Inc.*	6,520	47,726
Lonza Group AG (Switzerland)	2,075	264,272
Luminex Corp.*	2,910	43,563
PerkinElmer, Inc.	20,423	508,328
QIAGEN N.V.* (Netherlands)	630	12,852

		1,148,693

Pharmaceuticals—1.76%
AstraZeneca plc (United Kingdom)	25	1,041
AstraZeneca plc—ADR (United Kingdom)	150	6,277
Barr Pharmaceuticals, Inc.*	12,470	650,809
GlaxoSmithKline plc (United Kingdom)	375	8,813
Johnson & Johnson	6,740	426,372
Novartis AG—ADR (Switzerland)	18,918	957,440
Par Pharmaceutical Companies, Inc.*	2,180	41,812
Sanofi-Aventis (France)	41	3,312
Santen Pharmaceutical Co. Ltd. (Japan)	500	13,284
Shire plc (United Kingdom)	775	13,707
Valeant Pharmaceuticals International*	4,580	51,846

		2,174,713

Total Health Care		8,025,811

Industrials—2.14%
Aerospace & Defense—0.04%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	1,045	45,353

Air Freight & Logistics—0.65%
Deutsche Post AG (Germany)	370	11,924
TNT N.V. (Netherlands)	635	23,381
United Parcel Service, Inc.—Class B	10,520	769,643

		804,948

Airlines—0.92%
AirTran Holdings, Inc.*	990	8,544
Continental Airlines, Inc.—Class B*	350	9,523
Deutsche Lufthansa AG (Germany)	750	17,838
JetBlue Airways Corp.*	48,014	331,777
Southwest Airlines Co.	66,115	775,529

		1,143,211

Building Products—0.01%
Owens Corning, Inc.*	570	12,392

Commercial Services & Supplies—0.03%
Covanta Holding Corp.*	275	6,982
Pitney Bowes, Inc.	800	29,360

		36,342

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Electrical Equipment—0.03%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	1,140	28,500
Hubbell, Inc.—Class B	125	5,960

		34,460

Industrial Conglomerates—0.44%
3M Co.	6,311	502,671
Siemens AG (Germany)	360	46,316

		548,987

Machinery—0.02%
FreightCar America, Inc.	240	9,050
Heidelberger Druckmaschinen AG (Germany)	125	3,421
Schindler Holding AG (Switzerland)	125	7,457

		19,928

Total Industrials		2,645,621

Information Technology—6.45%
Communications Equipment—1.55%
Alcatel-Lucent (France)	58,550	364,676
Alcatel-Lucent—ADR (France)	28,690	181,608
BigBand Networks, Inc.*	7,060	39,465
Blue Coat Systems, Inc.*	1,140	30,632
Cisco Systems, Inc.*	43,051	1,054,749
Harris Stratex Networks, Inc.—Class A*	1,780	19,384
Juniper Networks, Inc.*	8,376	227,408

		1,917,922

Computers & Peripherals—0.50%
EMC Corp.*	37,540	595,760
Rackable Systems, Inc.*	3,150	26,334

		622,094

Electronic Equipment & Instruments—0.10%
AU Optronics Corp.—ADR (Taiwan)	2,684	44,528
LoJack Corp.*	2,740	33,812
Planar Systems, Inc.*	6,060	34,300
Samsung SDI Co. Ltd. (South Korea)	150	11,063

		123,703

Internet Software & Services—0.79%
Google, Inc.—Class A*	1,640	925,452
iPass, Inc.*	7,090	21,979
Online Resources Corp.*	3,570	36,450

		983,881

IT Services—1.39%
Atos Origin S.A.* (France)	210	10,367
Automatic Data Processing, Inc.	26,428	1,072,184
Gevity HR, Inc.	7,660	53,773
Paychex, Inc.	300	9,816
RightNow Technologies, Inc.*	2,375	24,296
Western Union Co.	24,542	549,741

		1,720,177

Office Electronics—0.00%**
Boewe Systec AG (Germany)	110	3,475

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Semiconductors & Semiconductor Equipment—0.07%
Hynix Semiconductor, Inc.* (South Korea)	280	7,714
Netlogic Microsystems, Inc.*	1,300	33,800
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	897	8,324
Trident Microsystems, Inc.*	6,530	32,846

		82,684

Software—2.05%
Aladdin Knowledge Systems Ltd.* (Israel)	2,760	58,264
Amdocs Ltd.* (Guernsey)	1,765	58,404
Borland Software Corp.*	11,750	29,375
Electronic Arts, Inc.*	9,860	467,068
Microsoft Corp.	22,290	726,654
Misys plc (United Kingdom)	1,475	5,103
Salesforce.com, Inc.*	5,142	268,824
SAP AG (Germany)	300	14,306
SAP AG—ADR (Germany)	10,050	480,390
Sonic Solutions*	5,000	44,800
Square Enix Co. Ltd. (Japan)	300	8,605
Take-Two Interactive Software, Inc.*	1,005	16,522
TIBCO Software, Inc.*	34,315	255,304
UbiSoft Entertainment S.A.* (France)	440	39,459
Utimaco Safeware AG (Germany)	3,600	57,421

		2,530,499

Total Information Technology		7,984,435

Materials—1.32%
Chemicals—0.64%
Arkema* (France)	2	112
Bayer AG (Germany)	400	32,792
Calgon Carbon Corp.*	1,340	20,609
NITTO DENKO Corp. (Japan)	14,700	717,512
Tronox, Inc.—Class A	2,200	16,060

		787,085

Containers & Packaging—0.01%
Bemis Company, Inc.	410	11,144

Paper & Forest Products—0.67%
Louisiana-Pacific Corp.	26,650	406,945
Norbord, Inc. (Canada)	3,260	20,428
Weyerhaeuser Co.	6,040	409,029

		836,402

Total Materials		1,634,631

Telecommunication Services—0.08%
Diversified Telecommunication Services—0.03%
France Telecom S.A. (France)	540	18,960
Swisscom AG—ADR (Switzerland)	350	13,948
Telus Corp. (Canada)	180	7,564

		40,472

Wireless Telecommunication Services—0.05%
Hutchison Telecommunications International Ltd. (Hong Kong)	8,000	11,224
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	1,910	40,244
SK Telecom Co. Ltd.—ADR (South Korea)	250	6,207

		57,675

Total Telecommunication Services		98,147

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Utilities—0.44%
Electric Utilities—0.03%
E.ON AG (Germany)	175	32,320

Independent Power Producers & Energy Traders—0.38%
Mirant Corp.*	12,832	472,731

Multi-Utilities—0.01%
National Grid plc (United Kingdom)	900	13,851

Water Utilities—0.02%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	537	11,351
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	760	10,289

		21,640

Total Utilities		540,542

TOTAL COMMON STOCKS (Identified Cost $35,930,850)		34,958,834

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $215)	348	303

CORPORATE BONDS—1.35%
Convertible Corporate Bonds—0.17%
Consumer Discretionary—0.05%
Hotels, Restaurants & Leisure—0.02%
Carnival Corp., 2.00%, 4/15/2021	$25,000	29,125

Media—0.03%
Charter Communications, Inc., 6.50%, 10/1/2027	52,000	29,185

Total Consumer Discretionary		58,310

Health Care—0.05%
Biotechnology—0.05%
Amgen, Inc., 0.375%, 2/1/2013	60,000	54,150

Information Technology—0.07%
Computers & Peripherals—0.04%
EMC Corp., 1.75%, 12/1/2013	40,000	50,600

Software—0.03%
Amdocs Ltd., 0.50%, 3/15/2024	40,000	40,250

Total Information Technology		90,850

Total Convertible Corporate Bonds (Identified Cost $228,641)		203,310

Non-Convertible Corporate Bonds—1.18%
Consumer Discretionary—0.30%
Automobiles—0.04%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	55,000	54,260

Hotels, Restaurants & Leisure—0.05%
McDonald's Corp., 5.80%, 10/15/2017	60,000	63,459

Media—0.14%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	65,000	70,229
Comcast Corp., 6.50%, 11/15/2035	65,000	63,107

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
The Walt Disney Co., 7.00%, 3/1/2032	30,000	34,638

		167,974

Multiline Retail—0.04%
Target Corp., 5.875%, 3/1/2012	45,000	47,436

Specialty Retail—0.03%
Lowe's Companies, Inc., 8.25%, 6/1/2010	35,000	38,798

Total Consumer Discretionary		371,927

Consumer Staples—0.02%
Food & Staples Retailing—0.02%
The Kroger Co., 6.80%, 4/1/2011	25,000	26,680

Energy—0.06%
Oil, Gas & Consumable Fuels—0.06%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	20,000	20,623
Arch Western Finance LLC, 6.75%, 7/1/2013	55,000	53,213

Total Energy		73,836

Financials—0.37%
Capital Markets—0.13%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	70,000	63,307
Lehman Brothers Holdings, Inc., 4.9775%, 11/16/2009[4]	25,000	24,391
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	25,000	25,550
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	25,000	24,626
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	25,000	21,702

		159,576

Commercial Banks—0.14%
PNC Bank National Association, 5.25%, 1/15/2017	65,000	63,103
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	32,168
Wachovia Corp., 5.25%, 8/1/2014	70,000	69,848

		165,119

Diversified Financial Services—0.03%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	39,240

Insurance—0.07%
American International Group, Inc., 4.25%, 5/15/2013	35,000	34,023
Ambac Financial Group, Inc., 5.95%, 12/5/2035	100,000	56,776

		90,799

Total Financials		454,734

Health Care—0.05%
Pharmaceuticals—0.05%
Abbott Laboratories, 3.50%, 2/17/2009	20,000	20,075
Wyeth, 6.50%, 2/1/2034	40,000	42,126

Total Health Care		62,201

Industrials—0.19%
Aerospace & Defense—0.02%
Boeing Capital Corp., 6.50%, 2/15/2012	20,000	21,926

Airlines—0.03%
Southwest Airlines Co., 5.25%, 10/1/2014	45,000	44,327

Industrial Conglomerates—0.03%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	32,805

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
Machinery—0.02%
John Deere Capital Corp., 5.50%, 4/13/2017	25,000	25,736

Road & Rail—0.09%
CSX Corp., 6.00%, 10/1/2036	75,000	67,294
Union Pacific Corp., 5.65%, 5/1/2017	40,000	40,053

		107,347

Total Industrials		232,141

Information Technology—0.06%
Communications Equipment—0.06%
Cisco Systems, Inc., 5.50%, 2/22/2016	25,000	25,836
Corning, Inc., 6.20%, 3/15/2016	55,000	57,160

Total Information Technology		82,996

Utilities—0.13%
Electric Utilities—0.11%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	20,000	21,400
American Electric Power Co., Inc., 5.375%, 3/15/2010	50,000	51,410
Exelon Generation Co. LLC, 5.35%, 1/15/2014	65,000	64,070

		136,880

Multi-Utilities—0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	20,000	22,576

Total Utilities		159,456

Total Non-Convertible Corporate Bonds (Identified Cost $1,502,336)		1,463,971

TOTAL CORPORATE BONDS (Identified Cost $1,730,977)		1,667,281

U.S. TREASURY SECURITIES—50.92%
U.S. Treasury Bonds—4.69%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	223,683
U.S. Treasury Bond, 5.50%, 8/15/2028	4,835,000	5,572,714

Total U.S. Treasury Bonds (Identified Cost $5,454,887)		5,796,397

U.S. Treasury Notes—46.23%
U.S. Treasury Note, 3.00%, 2/15/2008	2,400,000	2,399,954
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,085
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,101
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	301,734
U.S. Treasury Note, 4.75%, 11/15/2008	6,300,000	6,424,526
Interest Stripped—Principal Payment, 2/15/2009	17,000	16,642
U.S. Treasury Note, 3.50%, 11/15/2009	7,000,000	7,167,342
U.S. Treasury Note, 3.875%, 5/15/2010	8,000,000	8,303,128
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,079,219
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,387,110
U.S. Treasury Note, 4.00%, 11/15/2012	9,000,000	9,497,808
U.S. Treasury Note, 3.625%, 5/15/2013	5,525,000	5,726,574
U.S. Treasury Note, 4.625%, 2/15/2017	10,000,000	10,779,690

Total U.S. Treasury Notes (Identified Cost $54,904,330)		57,183,913

TOTAL U.S. TREASURY SECURITIES (Identified Cost $60,359,217)		62,980,310

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
U.S. GOVERNMENT AGENCIES—12.57%
Mortgage-Backed Securities—11.58%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	21,755	22,293
Fannie Mae, Pool #816064, 4.50%, 4/1/2020	161,035	161,378
Fannie Mae, Pool #863151, 4.50%, 11/1/2020	131,468	131,748
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	368,115	373,183
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	123,764	124,045
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	115,720	117,315
Fannie Mae, Pool #888815, 4.50%, 11/1/2022	978,739	980,964
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	32,333	33,713
Fannie Mae, Pool #790393, 6.50%, 9/1/2034	5,524	5,749
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	552,495	537,041
Fannie Mae, Pool #886904, 6.50%, 9/1/2036	1,869,693	1,941,149
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	137,854	143,122
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	281,000	288,388
Fannie Mae, Pool #949709, 6.50%, 9/1/2037	793,331	823,606
Fannie Mae, Pool #950248, 6.00%, 10/1/2037	199,516	204,763
Fannie Mae, Pool #941175, 6.00%, 11/1/2037	2,489,660	2,555,122
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	16,913	17,333
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	102,223	102,123
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	372,140	380,967
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	82,303	83,364
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	76,101	77,890
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	197,000	196,816
Federal Home Loan Mortgage Corp., Pool #J06512, 5.00%, 12/1/2022	225,001	227,901
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	127,000	129,986
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	12,337	12,875
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	141,847	147,393
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	387,001	385,317
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	126,999	128,598
GNMA, Pool #365225, 9.00%, 11/15/2024	2,093	2,306
GNMA, Pool #398655, 6.50%, 5/15/2026	1,298	1,359
GNMA, Pool #452826, 9.00%, 1/15/2028	2,148	2,372
GNMA, Pool #460820, 6.00%, 6/15/2028	15,673	16,248
GNMA, Pool #458983, 6.00%, 1/15/2029	37,846	39,231
GNMA, Pool #530481, 8.00%, 8/15/2030	17,287	19,002
GNMA, Pool #577796, 6.00%, 1/15/2032	41,343	42,773
GNMA, Pool #631703, 6.50%, 9/15/2034	7,246	7,562
GNMA, Pool #003808, 6.00%, 1/20/2036	632,532	652,900
GNMA, Pool #651235, 6.50%, 2/15/2036	476,422	496,231
GNMA, Pool #003830, 5.50%, 3/20/2036	1,366,112	1,391,959
GNMA, Pool #671304, 5.50%, 6/15/2037	256,942	262,100
GNMA, Pool #671531, 5.50%, 9/15/2037	264,765	270,079
GNMA, Pool #671161, 5.50%, 11/15/2037	768,108	783,526

Total Mortgage-Backed Securities (Identified Cost $14,051,323)		14,321,790

Other Agencies—0.99%
Fannie Mae, 5.25%, 1/15/2009	15,000	15,368
Fannie Mae, 4.875%, 5/18/2012	1,135,000	1,206,530

Total Other Agencies (Identified Cost $1,160,202)		1,221,898

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $15,211,525)		15,543,688

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Conservative Term Series	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS—7.23%
Dreyfus Treasury Cash Management—Institutional Shares	1,977,021	1,977,021
Fannie Mae Discount Note, 3/12/2008	$7,000,000	6,972,954

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8,946,821)		8,949,975

TOTAL INVESTMENTS—100.33% (Identified Cost $122,179,605)		124,100,391
LIABILITIES, LESS OTHER ASSETS—(0.33%)		(412,442)

NET ASSETS—100%		$123,687,949

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
[2]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $21,400, or 0.02%, of the Series' net assets as of January 31, 2008.

[3]	The Chairman and CEO of the company serves as a director of the Fund.
[4]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate is the rate as of January 31, 2008.

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$122,249,253

Unrealized appreciation	$4,755,434
Unrealized depreciation	(2,904,296)

Net unrealized appreciation	$1,851,138

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series' audited annual report or unaudited semi-annual report. These reports include additional information about the Series' security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—54.26%

Consumer Discretionary—9.41%
Auto Components—0.05%
Hankook Tire Co. Ltd. (South Korea)	7,330	$123,888
Tenneco, Inc.*	1,830	48,440

		172,328

Distributors—0.01%
Building Materials Holding Corp.	3,710	25,265

Hotels, Restaurants & Leisure—2.16%
Carnival Corp.	84,185	3,745,391
Club Mediterranee S.A.* (France)	3,800	180,815
International Game Technology	94,910	4,049,810

		7,976,016

Household Durables—1.35%
Corporacion Geo S.A. de C.V.—Class B* (Mexico)	18,210	58,665
D.R. Horton, Inc.	67,290	1,160,752
KB Home	2,060	56,650
Lennar Corp.—Class A	57,770	1,190,062
LG Electronics, Inc. (South Korea)	1,100	104,906
Pulte Homes, Inc.	91,300	1,491,842
Toll Brothers, Inc.*	39,600	921,888

		4,984,765

Leisure Equipment & Products—0.03%
Sankyo Co. Ltd. (Japan)	1,500	79,987
Sega Sammy Holdings, Inc. (Japan)	2,300	26,822

		106,809

Media—3.28%
Acme Communications, Inc.	6,500	19,305
Charter Communications, Inc.—Class A*	694,220	812,237
Comcast Corp.—Class A*	238,023	4,322,498
The E.W. Scripps Co.—Class A	65,250	2,656,980
Grupo Televisa S.A.—ADR (Mexico)	4,630	103,203
Impresa S.A. (SGPS)* (Portugal)	12,200	26,659
Mediacom Communications Corp.—Class A*	34,640	171,814
Mediaset S.p.A. (Italy)	5,475	47,977
Reed Elsevier plc—ADR (United Kingdom)	2,034	98,527
Societe Television Francaise 1 (France)	7,360	184,460
Time Warner, Inc.	226,935	3,571,957
Wolters Kluwer N.V. (Netherlands)	2,925	83,221

		12,098,838

Mulitline Retail—0.02%
PPR (France)	475	66,288

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Specialty Retail—2.47%
Build-A-Bear Workshop, Inc.*	4,150	56,564
The Home Depot, Inc.	54,550	1,673,048
KOMERI Co. Ltd. (Japan)	2,300	48,345
Limited Brands, Inc.	186,740	3,564,867
Lowe's Companies, Inc.	62,690	1,657,524
O'Reilly Automotive, Inc.*	67,560	1,988,291
Tractor Supply Co.*	1,315	50,680
Valora Holding AG (Switzerland)	220	50,907

		9,090,226

Textiles, Apparel & Luxury Goods—0.04%
Adidas AG (Germany)	1,180	74,583
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	700	71,309

		145,892

Total Consumer Discretionary		34,666,427

Consumer Staples—4.17%
Beverages—0.07%
Diageo plc (United Kingdom)	2,900	58,353
Kirin Holdings Co. Ltd. (Japan)	5,000	80,175
Scottish & Newcastle plc (United Kingdom)	8,035	125,492

		264,020

Food & Staples Retailing—0.13%
Carrefour S.A. (France)	2,780	194,268
Casino Guichard-Perrachon S.A. (France)	820	89,994
Tesco plc (United Kingdom)	17,825	147,791
United Natural Foods, Inc.*	2,120	50,838

		482,891

Food Products—3.11%
Cadbury Schweppes plc (United Kingdom)	22,975	252,390
Dean Foods Co.	82,260	2,303,280
Groupe Danone (France)	2,150	172,679
Nestle S.A. (Switzerland)	9,310	4,162,097
Suedzucker AG (Germany)	2,500	52,957
Unilever plc—ADR (United Kingdom)	138,334	4,537,355

		11,480,758

Household Products—0.04%
Kao Corp. (Japan)	1,000	30,189
Reckitt Benckiser Group plc (United Kingdom)	2,100	109,397

		139,586

Personal Products—0.82%
Clarins S.A. (France)	3,458	237,277
The Estee Lauder Companies, Inc.—Class A	64,080	2,704,176
L'Oreal S.A. (France)	570	69,869

		3,011,322

Total Consumer Staples		15,378,577

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Energy—2.18%
Energy Equipment & Services—2.02%
Baker Hughes, Inc.	40,225	2,611,809
Calfrac Well Services Ltd. (Canada)	7,920	110,539
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	1,510	350,767
Trican Well Service Ltd. (Canada)	9,420	127,909
Weatherford International Ltd.*	68,690	4,245,729

		7,446,753

Oil, Gas & Consumable Fuels—0.16%
BP plc (United Kingdom)	6,800	71,929
Edge Petroleum Corp.*	16,360	108,140
Eni S.p.A. (Italy)	4,025	129,177
Evergreen Energy, Inc.*	5,075	11,672
Forest Oil Corp.*	1,250	56,525
Mariner Energy, Inc.*	1,011	25,336
Royal Dutch Shell plc—Class B (Netherlands)	2,382	82,598
Total S.A. (France)	1,200	86,889

		572,266

Total Energy		8,019,019

Financials—6.69%
Capital Markets—0.82%
Bank of New York Mellon Corp.[1]	3,650	170,199
Daiwa Securities Group, Inc. (Japan)	3,000	26,465
Franklin Resources, Inc.	1,475	153,739
Macquarie Group Ltd. (Australia)	1,525	88,816
Merrill Lynch & Co., Inc.	4,445	250,698
Morgan Stanley	2,940	145,324
SEI Investments Co.	78,480	2,173,896

		3,009,137

Commercial Banks—3.90%
Aareal Bank AG (Germany)	4,850	162,936
The Bancorp, Inc.*	11,100	161,283
BNP Paribas (France)	700	68,500
Boston Private Financial Holdings, Inc.	6,100	139,263
The Chugoku Bank Ltd. (Japan)	4,000	56,804
Commerzbank AG (Germany)	2,375	71,456
Credit Agricole S.A. (France)	1,475	44,926
The Hachijuni Bank Ltd. (Japan)	7,000	47,992
HSBC Holdings plc (United Kingdom)	7,850	117,296
HSBC Holdings plc—ADR (United Kingdom)	2,205	165,772
Huntington Bancshares, Inc.	5,590	75,185
KeyCorp	2,025	52,954
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,000	38,860
PNC Financial Services Group, Inc.	45,080	2,958,150
Royal Bank of Scotland Group plc (United Kingdom)	39,790	302,219
Societe Generale (France)	475	58,747
Societe Generale—ADR (France)	5,690	140,186
The Sumitomo Trust & Banking Co. Ltd. (Japan)	7,000	44,371
SunTrust Banks, Inc.	1,050	72,398
TCF Financial Corp.	11,230	238,638
U.S. Bancorp	97,542	3,311,551
UniCredito Italiano S.p.A. (Italy)	17,000	124,710

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Wachovia Corp.	142,906	5,563,331
Webster Financial Corp.	2,550	86,369
Wells Fargo & Co.	3,470	118,015
Wilmington Trust Corp.	4,280	149,244

		14,371,156

Consumer Finance—0.09%
Capital One Financial Corp.	3,515	192,657
Nelnet, Inc.—Class A	11,140	148,051

		340,708

Diversified Financial Services—1.07%
Bank of America Corp.	68,280	3,028,218
Citigroup, Inc.	10,165	286,856
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,445	124,990
ING Groep N.V. (Netherlands)	1,875	60,426
JPMorgan Chase & Co.	6,780	322,389
Moody's Corp.	3,850	134,711

		3,957,590

Insurance—0.68%
Allianz SE (Germany)	2,440	435,973
American International Group, Inc.	4,190	231,120
Axa (France)	1,850	62,921
First American Corp.	6,510	283,511
LandAmerica Financial Group, Inc.	6,630	345,821
Muenchener Rueckver AG (Germany)	1,125	202,183
Philadelphia Consolidated Holding Corp.*	4,580	163,964
Principal Financial Group, Inc.	2,825	168,398
The Progressive Corp.	12,250	227,360
Torchmark Corp.	2,690	164,251
Willis Group Holdings Ltd. (United Kingdom)	6,065	213,731

		2,499,233

Real Estate Investment Trusts (REITS)—0.03%
Alstria Office REIT AG* (Germany)	7,620	126,298

Real Estate Management & Development—0.03%
Rodobens Negocios Imobiliarios S.A. (Brazil)	11,510	122,433

Thrifts & Mortgage Finance—0.07%
First Niagara Financial Group, Inc.	3,640	46,301
Flagstar Bancorp, Inc.	11,200	92,400
IndyMac Bancorp, Inc.	13,420	109,641

		248,342

Total Financials		24,674,897

Health Care—11.78%
Biotechnology—1.52%
Amgen, Inc.*	58,325	2,717,362
Applera Corp.—Celera Group*	29,980	459,294
Crucell NV—ADR* (Netherlands)	10,500	150,675
Genzyme Corp.*	22,810	1,782,145
Medarex, Inc.*	16,000	159,840

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Monogram Biosciences, Inc.*	108,075	144,820
Senomyx, Inc.*	7,650	49,802
Theratechnologies, Inc.* (Canada)	14,510	132,987

		5,596,925

Health Care Equipment & Supplies—4.18%
Abaxis, Inc.*	6,040	196,602
Alsius Corp.*[3]	25,695	91,988
AtriCure, Inc.*	8,930	124,484
Beckman Coulter, Inc.	3,890	258,685
Boston Scientific Corp.*	427,040	5,179,995
C.R. Bard, Inc.	1,680	162,238
Carl Zeiss Meditec AG (Germany)	15,000	231,894
The Cooper Companies, Inc.	63,124	2,485,823
Covidien Ltd. (Bermuda)	6,910	308,393
Dexcom, Inc.*	23,060	193,935
Edwards Lifesciences Corp.*	2,525	116,832
ev3, Inc.*	69,445	607,644
Gen-Probe, Inc.*	2,400	137,160
Hansen Medical, Inc.*	3,650	65,262
IDEXX Laboratories, Inc.*	1,960	110,485
Inverness Medical Innovations, Inc.*	6,390	287,869
Medtronic, Inc.	65,409	3,046,097
Micrus Endovascular Corp.*	9,125	175,291
Nobel Biocare Holding AG (Switzerland)	570	139,941
OraSure Technologies, Inc.*	32,570	257,629
ResMed, Inc.*	2,475	115,286
Sirona Dental Systems, Inc.*	6,550	180,977
SonoSite, Inc.*	6,750	235,103
STAAR Surgical Co.*	39,170	93,616
Straumann Holding AG (Switzerland)	620	158,386
Synthes, Inc. (Switzerland)	3,160	403,043
Wright Medical Group, Inc.*	2,600	70,980

		15,435,638

Health Care Providers & Services—0.88%
Quest Diagnostics, Inc.	55,060	2,715,559
Sonic Healthcare Ltd. (Australia)	18,540	270,773
Tenet Healthcare Corp.*	56,630	250,871

		3,237,203

Health Care Technology—0.57%
Allscripts Healthcare Solutions, Inc*	12,890	191,159
AMICAS, Inc.*	76,975	215,530
Cerner Corp.*	25,540	1,338,296
Eclipsys Corp.*	13,943	358,893

		2,103,878

Life Sciences Tools & Services—1.95%
Affymetrix, Inc.*	67,482	1,353,689
Caliper Life Sciences, Inc.*	80,198	356,079
Exelixis, Inc.*	36,220	265,130
Lonza Group AG (Switzerland)	12,570	1,600,918

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Luminex Corp.*	20,480	306,586
PerkinElmer, Inc.	129,889	3,232,937
QIAGEN N.V.* (Netherlands)	3,540	72,216

		7,187,555

Pharmaceuticals—2.68%
AstraZeneca plc (United Kingdom)	350	14,572
AstraZeneca plc—ADR (United Kingdom)	1,150	48,127
Barr Pharmaceuticals, Inc.*	6,760	352,804
GlaxoSmithKline plc (United Kingdom)	2,850	66,980
Johnson & Johnson	45,490	2,877,697
Novartis AG—ADR (Switzerland)	110,930	5,614,167
Par Pharmaceutical Companies, Inc.*	14,290	274,082
Sanofi-Aventis (France)	570	46,051
Santen Pharmaceutical Co. Ltd. (Japan)	2,800	74,391
Shire plc (United Kingdom)	5,725	101,252
Takeda Pharmaceutical Co. Ltd. (Japan)	1,000	60,660
Valeant Pharmaceuticals International*	30,090	340,619

		9,871,402

Total Health Care		43,432,601

Industrials—4.24%
Aerospace & Defense—0.07%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	5,640	244,776

Air Freight & Logistics—1.21%
Deutsche Post AG (Germany)	2,100	67,677
TNT N.V. (Netherlands)	4,690	172,689
United Parcel Service, Inc.—Class B	57,780	4,227,185

		4,467,551

Airlines—1.94%
AirTran Holdings, Inc.*	9,420	81,295
AMR Corp.*	850	11,849
Continental Airlines, Inc.—Class B*	2,225	60,542
Deutsche Lufthansa AG (Germany)	5,675	134,974
JetBlue Airways Corp.*	307,146	2,122,379
Southwest Airlines Co.	405,400	4,755,342

		7,166,381

Building Products—0.02%
Owens Corning, Inc.*	3,180	69,133

Commercial Services & Supplies—0.07%
Covanta Holding Corp.*	2,000	50,780
Pitney Bowes, Inc.	5,270	193,409

		244,189

Electrical Equipment—0.06%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	7,225	180,625
Hubbell, Inc.—Class B	900	42,912

		223,537

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Industrial Conglomerates—0.82%
3M Co.	33,686	2,683,090
Siemens AG (Germany)	2,260	290,764
Sonae Capital* (Portugal)	3,034	8,164
Sonae S.A. (SGPS) (Portugal)	24,275	45,467

		3,027,485

Machinery—0.05%
FANUC Ltd. (Japan)	600	52,930
FreightCar America, Inc.	1,690	63,730
Heidelberger Druckmaschinen AG (Germany)	950	25,998
Schindler Holding AG (Switzerland)	925	55,180

		197,838

Total Industrials		15,640,890

Information Technology—11.73%
Communications Equipment—2.63%
Alcatel-Lucent (France)	356,290	2,219,133
Alcatel-Lucent—ADR (France)	47,270	299,219
BigBand Networks, Inc.*	46,290	258,761
Blue Coat Systems, Inc.*	7,950	213,617
Cisco Systems, Inc.*	216,661	5,308,194
Harris Stratex Networks, Inc.—Class A*	12,640	137,650
Juniper Networks, Inc.*	47,117	1,279,227

		9,715,801

Computers & Peripherals—0.60%
EMC Corp.*	127,630	2,025,488
Rackable Systems, Inc.*	21,790	182,164

		2,207,652

Electronic Equipment & Instruments—0.23%
AU Optronics Corp.—ADR (Taiwan)	18,649	309,387
KEYENCE Corp. (Japan)	110	23,411
LoJack Corp.*	17,635	217,616
Planar Systems, Inc.*	41,990	237,663
Samsung SDI Co. Ltd. (South Korea)	1,060	78,177

		866,254

Internet Software & Services—1.50%
Google, Inc.—Class A*	8,960	5,056,128
iPass, Inc.*	52,720	163,432
Online Resources Corp.*	24,480	249,941
WebMD Health Corp.—Class A*	1,300	48,048

		5,517,549

IT Services—2.64%
Atos Origin S.A.* (France)	1,350	66,645
Automatic Data Processing, Inc.	136,728	5,547,055
Gevity HR, Inc.	50,170	352,193
Paychex, Inc.	2,110	69,039
RightNow Technologies, Inc.*	18,925	193,603
Western Union Co.	156,795	3,512,208

		9,740,743

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Office Electronics—0.01%
Boewe Systec AG (Germany)	770	24,323

Semiconductors & Semiconductor Equipment—0.16%
Hynix Semiconductor, Inc.* (South Korea)	2,050	56,480
Netlogic Microsystems, Inc.*	9,100	236,600
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	7,664	71,122
Trident Microsystems, Inc.*	42,830	215,435

		579,637

Software - 3.96%
Aladdin Knowledge Systems Ltd.* (Israel)	13,370	282,241
Amdocs Ltd.* (Guernsey)	12,825	424,379
Borland Software Corp.*	84,280	210,700
Electronic Arts, Inc.*	53,900	2,553,243
Microsoft Corp.	123,250	4,017,950
Misys plc (United Kingdom)	16,850	58,295
Salesforce.com, Inc.*	24,150	1,262,562
SAP AG (Germany)	2,000	95,374
SAP AG - ADR (Germany)	59,000	2,820,200
Sonic Solutions*	31,470	281,971
Square Enix Co. Ltd. (Japan)	2,100	60,237
Take-Two Interactive Software, Inc.*	6,480	106,531
TIBCO Software, Inc.*	227,615	1,693,456
UbiSoft Entertainment S.A.* (France)	3,540	317,470
Utimaco Safeware AG (Germany)	25,090	400,190

		14,584,799

Total Information Technology		43,236,758

Materials - 2.88%
Chemicals - 1.39%
Arkema* (France)	30	1,683
Bayer AG (Germany)	3,725	305,378
Calgon Carbon Corp.*	8,825	135,728
NITTO DENKO Corp. (Japan)	94,100	4,593,050
Tronox, Inc.—Class A	14,200	103,660

		5,139,499

Containers & Packaging—0.02%
Bemis Company, Inc.	2,300	62,514

Paper & Forest Products—1.47%
Louisiana-Pacific Corp.	169,220	2,583,989
Norbord, Inc. (Canada)	23,140	145,000
Weyerhaeuser Co.	39,520	2,676,294

		5,405,283

Total Materials		10,607,296

Telecommunication Services—0.19%
Diversified Telecommunication Services—0.08%
France Telecom S.A. (France)	3,760	132,018
Swisscom AG - ADR (Switzerland)	2,625	104,606
Telus Corp. (Canada)	1,190	50,004

		286,628

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Wireless Telecommunication Services—0.11%
Hutchison Telecommunications International Ltd. (Hong Kong)	51,000	71,556
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	13,430	282,970
SK Telecom Co. Ltd.—ADR (South Korea)	1,780	44,197

		398,723

Total Telecommunication Services		685,351

Utilities – 0.99%
Electric Utilities—0.07%
E.ON AG (Germany)	1,300	240,088

Independent Power Producers & Energy Traders—0.82%
Mirant Corp.*	82,410	3,035,984

Multi-Utilities—0.06%
National Grid plc (United Kingdom)	7,100	109,266
Suez S.A. (France)	1,475	89,589

		198,855

Water Utilities—0.04%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	3,842	81,211
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	5,430	73,512

		154,723

Total Utilities		3,629,650

TOTAL COMMON STOCKS (Identified Cost $205,037,842)		199,971,466

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $7,902)	15,315	13,324

CORPORATE BONDS—3.03%
Convertible Corporate Bonds—0.44%
Consumer Discretionary—0.11%
Hotels, Restaurants & Leisure—0.06%
Carnival Corp., 2.00%, 4/15/2021	$175,000	203,875

Media—0.05%
Charter Communications, Inc., 6.50%, 10/1/2027	342,000	191,947

Total Consumer Discretionary		395,822

Health Care—0.12%
Biotechnology—0.10%
Amgen, Inc., 0.375%, 2/1/2013	400,000	361,000

Health Care Equipment & Supplies—0.02%
Medtronic, Inc., 1.625%, 4/15/2013	90,000	94,388

Total Health Care		455,388

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Industrials—0.06%
Airlines—0.06%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	232,875

Information Technology—0.15%
Computers & Peripherals—0.08%
EMC Corp., 1.75%, 12/1/2013	215,000	271,975

Software—0.07%
Amdocs Ltd., 0.50%, 3/15/2024	270,000	271,688

Total Information Technology		543,663

Total Convertible Corporate Bonds (Identified Cost $1,833,979)		1,627,748

Non-Convertible Corporate Bonds—2.59%
Consumer Discretionary—0.57%
Automobiles—0.10%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	355,000	350,227

Hotels, Restaurants & Leisure—0.11%
McDonald’s Corp., 5.80%, 10/15/2017	375,000	396,615

Media—0.26%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	275,000	297,125
Comcast Corp., 6.50%, 11/15/2035	410,000	398,062
The Walt Disney Co., 7.00%, 3/1/2032	235,000	271,329

		966,516

Multiline Retail—0.06%
Target Corp., 5.875%, 3/1/2012	200,000	210,826

Specialty Retail—0.04%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	145,000	160,736

Total Consumer Discretionary		2,084,920

Consumer Staples—0.04%
Food & Staples Retailing—0.04%
The Kroger Co., 7.25%, 6/1/2009	80,000	82,793
The Kroger Co., 6.80%, 4/1/2011	80,000	85,377

Total Consumer Staples		168,170

Energy—0.14%
Oil, Gas & Consumable Fuels—0.14%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	135,000	139,207
Arch Western Finance LLC, 6.75%, 7/1/2013	380,000	367,650

Total Energy		506,857

Financials—0.79%
Capital Markets—0.28%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	470,000	425,061
Lehman Brothers Holdings, Inc., 4.9775%, 11/16/2009[4]	115,000	112,198
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	175,000	178,850

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	160,000	157,607
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	160,000	138,894

		1,012,610

Commercial Banks—0.29%
PNC Bank National Association, 5.25%, 1/15/2017	390,000	378,617
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	337,763
Wachovia Corp., 5.25%, 8/1/2014	335,000	334,271

		1,050,651

Diversified Financial Services—0.08%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	350,000	305,196

Insurance—0.14%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	625,000	354,851
American International Group, Inc., 4.25%, 5/15/2013	180,000	174,976

		529,827

Total Financials		2,898,284

Health Care—0.12%
Pharmaceuticals—0.12%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	135,504
Wyeth, 6.50%, 2/1/2034	290,000	305,414

Total Health Care		440,918

Industrials—0.48%
Aerospace & Defense—0.03%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	126,076

Air Freight & Logistics—0.04%
FedEx Corp., 3.50%, 4/1/2009	135,000	134,788

Airlines—0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	270,890

Industrial Conglomerates—0.09%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	317,118

Machinery—0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	175,000	180,149

Road & Rail—0.20%
CSX Corp., 6.00%, 10/1/2036	515,000	462,086
Union Pacific Corp., 5.65%, 5/1/2017	265,000	265,352

		727,438

Total Industrials		1,756,459

Information Technology—0.14%
Communications Equipment—0.14%
Cisco Systems, Inc., 5.50%, 2/22/2016	175,000	180,851
Corning, Inc., 6.20%, 3/15/2016	340,000	353,353

Total Information Technology		534,204

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Materials—0.04%
Metals & Mining—0.04%
Alcoa, Inc., 5.87%, 2/23/2022	155,000	151,376

Utilities—0.27%
Electric Utilities—0.25%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	80,000	85,600
American Electric Power Co., Inc., 5.375%, 3/15/2010	345,000	354,729
Exelon Generation Co. LLC, 5.35%, 1/15/2014	465,000	458,344

		898,673

Multi-Utilities—0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	84,660

Total Utilities		983,333

Total Non-Convertible Corporate Bonds (Identified Cost $9,758,388)		9,524,521

TOTAL CORPORATE BONDS (Identified Cost $11,592,367)		11,152,269

U.S. TREASURY SECURITIES—29.38%
U.S. Treasury Bonds—9.89%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	499,500
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	4,170,995
U.S. Treasury Bond, 5.50%, 8/15/2028	27,575,000	31,782,338

Total U.S. Treasury Bonds (Identified Cost $33,087,425)		36,452,833

U.S. Treasury Notes—19.49%
U.S. Treasury Note, 3.00%, 2/15/2008	26,000,000	25,999,503
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,050
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,526,015
U.S. Treasury Note, 4.875%, 1/31/2009	18,000,000	18,483,750
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,736,408
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	19,089,846

Total U.S. Treasury Notes (Identified Cost $69,974,572)		71,840,572

TOTAL U.S. TREASURY SECURITIES (Identified Cost $103,061,997)		108,293,405

U.S. GOVERNMENT AGENCIES—7.48%
Mortgage-Backed Securities—4.87%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	125,546	128,957
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	283,309	283,912
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	464,433	465,489
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	26,023	26,381
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	741,483	751,691
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	129,698	134,981
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	3,706,825	3,603,135
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	197,735	205,292

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	774,467	804,066
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	1,697,000	1,741,620
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	112,753	115,550
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	730,676	729,959
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	518,772	525,458
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	220,079	222,915
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	542,917	555,680
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,175,000	1,173,900
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	1,346,001	1,363,348
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	758,000	775,819
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	82,247	85,833
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,035,800	1,076,304
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	2,344,000	2,333,803
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	766,999	776,653
GNMA, Pool #286310, 9.00%, 2/15/2020	1,880	2,065
GNMA, Pool #288873, 9.50%, 8/15/2020	130	146
GNMA, Pool #550290, 6.50%, 8/15/2031	75,157	78,563

Total Mortgage-Backed Securities (Identified Cost $17,531,080)		17,961,520

Other Agencies—2.61%
Fannie Mae, 5.75%, 2/15/2008	55,000	55,028
Fannie Mae, 5.25%, 1/15/2009	5,000	5,123
Fannie Mae, 6.375%, 6/15/2009	10,000	10,496
Fannie Mae, 4.875%, 5/18/2012	8,980,000	9,545,937

Total Other Agencies (Identified Cost $9,135,679)		9,616,584

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $26,666,759)		27,578,104

SHORT-TERM INVESTMENTS—5.35%
Dreyfus Treasury Cash Management—Institutional Shares	4,783,014	4,783,014
Fannie Mae Discount Note, 3/12/2008	$15,000,000	14,939,901

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,714,847)		19,722,915
TOTAL INVESTMENTS—99.50% (Identified Cost $366,081,714)		366,731,483
OTHER ASSETS, LESS LIABILITIES—0.50%		1,843,413

NET ASSETS—100%		$368,574,896

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Moderate Term Series	Shares/ Principal Amount	Value

[2]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $85,600, or 0.02%, of the Series’ net assets as of January 31, 2008.

[3]	The Chairman and CEO of the company serves as a director of the Fund.
[4]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate as of January 31, 2008.

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$366,541,427

Unrealized appreciation	$18,281,070
Unrealized depreciation	(18,091,014)

Net unrealized appreciation	$190,056

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—70.30%

Consumer Discretionary—12.04%
Auto Components—0.06%
Hankook Tire Co. Ltd. (South Korea)	15,560	$262,988
Tenneco, Inc.*	4,050	107,203

		370,191

Distributors—0.01%
Building Materials Holding Corp.	7,710	52,505

Hotels, Restaurants & Leisure—2.26%
Carnival Corp.	154,785	6,886,385
Club Mediterranee S.A.* (France)	5,750	273,602
International Game Technology	132,430	5,650,788

		12,810,775

Household Durables—1.80%
Corporacion Geo S.A. de C.V.—Class B* (Mexico)	38,100	122,742
D.R. Horton, Inc.	138,430	2,387,917
KB Home	4,320	118,800
Lennar Corp.—Class A	116,900	2,408,140
LG Electronics, Inc. (South Korea)	2,410	229,840
Pulte Homes, Inc.	184,770	3,019,142
Toll Brothers, Inc.*	81,480	1,896,854

		10,183,435

Leisure Equipment & Products—0.04%
Sankyo Co. Ltd. (Japan)	3,000	159,974
Sega Sammy Holdings, Inc. (Japan)	5,000	58,309

		218,283

Media—4.48%
Acme Communications, Inc.	20,450	60,736
Charter Communications, Inc.—Class A*	1,463,790	1,712,634
Comcast Corp.—Class A*	490,184	8,901,741
The E.W. Scripps Co.—Class A	133,545	5,437,952
Grupo Televisa S.A.—ADR (Mexico)	9,660	215,321
Impresa S.A. (SGPS)* (Portugal)	32,800	71,673
Mediacom Communications Corp.—Class A*	72,740	360,790
Mediaset S.p.A. (Italy)	11,825	103,622
Reed Elsevier plc—ADR (United Kingdom)	7,379	357,439
Societe Television Francaise 1 (France)	15,330	384,207
Time Warner, Inc.	477,620	7,517,739
Wolters Kluwer N.V. (Netherlands)	7,425	211,254

		25,335,108

Multiline Retail—0.03%
PPR (France)	1,200	167,463

Specialty Retail—3.30%
Build-A-Bear Workshop, Inc.*	8,900	121,307
The Home Depot, Inc.	110,870	3,400,383
KOMERI Co. Ltd. (Japan)	3,900	81,976
Limited Brands, Inc.	383,540	7,321,779
Lowe’s Companies, Inc.	127,420	3,368,985
O’Reilly Automotive, Inc.*	140,490	4,134,621
Tractor Supply Co.*	2,880	110,995

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Valora Holding AG (Switzerland)	450	104,128

		18,644,174

Textiles, Apparel & Luxury Goods—0.06%
Adidas AG (Germany)	2,580	163,072
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	160,445

		323,517

Total Consumer Discretionary		68,105,451

Consumer Staples—4.98%
Beverages—0.11%
Diageo plc (United Kingdom)	8,825	177,574
Kirin Holdings Co. Ltd. (Japan)	12,000	192,420
Scottish & Newcastle plc (United Kingdom)	16,140	252,077

		622,071

Food & Staples Retailing—0.11%
Casino Guichard-Perrachon S.A. (France)	1,710	187,670
Tesco plc (United Kingdom)	36,650	303,874
United Natural Foods, Inc.*	4,380	105,032

		596,576

Food Products—3.63%
Cadbury Schweppes plc (United Kingdom)	41,500	455,894
Dean Foods Co.	174,330	4,881,240
Groupe Danone (France)	4,100	329,295
Nestle S.A. (Switzerland)	12,655	5,657,502
Suedzucker AG (Germany)	4,250	90,026
Unilever plc—ADR (United Kingdom)	277,608	9,105,542

		20,519,499

Household Products—0.05%
Kao Corp. (Japan)	3,000	90,567
Reckitt Benckiser Group plc (United Kingdom)	4,125	214,886

		305,453

Personal Products—1.08%
Clarins S.A. (France)	4,710	323,186
The Estee Lauder Companies, Inc.—Class A	133,920	5,651,424
L’Oreal S.A. (France)	1,270	155,673

		6,130,283

Total Consumer Staples		28,173,882

Energy—2.80%
Energy Equipment & Services—2.57%
Baker Hughes, Inc.	76,850	4,989,870
Calfrac Well Services Ltd. (Canada)	16,720	233,360
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	3,385	786,321
Trican Well Service Ltd. (Canada)	19,680	267,223
Weatherford International Ltd.*	133,960	8,280,068

		14,556,842

Oil, Gas & Consumable Fuels—0.23%
BP plc (United Kingdom)	13,825	146,238
Edge Petroleum Corp.*	34,180	225,930
Eni S.p.A. (Italy)	10,575	339,390
Evergreen Energy, Inc.*	10,975	25,242
Forest Oil Corp.*	3,200	144,704
Mariner Energy, Inc.*	2,589	64,880

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Royal Dutch Shell plc - Class B (Netherlands)	4,679	162,249
Total S.A. (France)	2,700	195,500

		1,304,133

Total Energy		15,860,975

Financials—8.86%
Capital Markets—1.01%
Bank of New York Mellon Corp.[1]	7,400	345,062
Daiwa Securities Group, Inc. (Japan)	6,000	52,930
Franklin Resources, Inc.	2,335	243,377
Macquarie Group Ltd. (Australia)	3,275	190,736
Merrill Lynch & Co., Inc.	8,185	461,634
Morgan Stanley	6,585	325,497
SEI Investments Co.	148,270	4,107,079

		5,726,315

Commercial Banks—5.16%
Aareal Bank AG (Germany)	10,265	344,852
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	50,622
The Bancorp, Inc.*	23,370	339,566
BNP Paribas (France)	1,550	151,678
Boston Private Financial Holdings, Inc.	13,125	299,644
The Chugoku Bank Ltd. (Japan)	10,000	142,011
Commerzbank AG (Germany)	4,775	143,665
Credit Agricole S.A. (France)	3,800	115,742
The Hachijuni Bank Ltd. (Japan)	18,000	123,408
HSBC Holdings plc (United Kingdom)	16,350	244,304
HSBC Holdings plc—ADR (United Kingdom)	4,710	354,098
Huntington Bancshares, Inc.	11,850	159,382
Intesa Sanpaolo (Italy)	9,422	66,563
KeyCorp	2,075	54,261
Mitsubishi UFJ Financial Group, Inc. (Japan)	12,000	116,580
PNC Financial Services Group, Inc.	86,000	5,643,320
Royal Bank of Scotland Group plc (United Kingdom)	79,965	607,361
Societe Generale (France)	805	99,560
Societe Generale—ADR (France)	12,015	296,017
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	114,098
SunTrust Banks, Inc.	2,300	158,585
TCF Financial Corp.	20,365	432,756
U.S. Bancorp	191,050	6,486,147
UniCredito Italiano S.p.A. (Italy)	29,175	214,025
Wachovia Corp.	298,310	11,613,208
Webster Financial Corp.	5,330	180,527
Wells Fargo & Co.	8,340	283,643
Wilmington Trust Corp.	9,040	315,225

		29,150,848

Consumer Finance—0.12%
Capital One Financial Corp.	6,385	349,962
Nelnet, Inc.—Class A	24,070	319,890

		669,852

Diversified Financial Services—1.48%
Bank of America Corp.	143,900	6,381,965
Citigroup, Inc.	20,045	565,670
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,180	264,806
ING Groep N.V. (Netherlands)	4,650	149,857
JPMorgan Chase & Co.	15,485	736,312

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Moody’s Corp.	8,140	284,819

		8,383,429

Insurance—0.90%
Allianz SE (Germany)	4,860	868,373
American International Group, Inc.	8,660	477,686
Axa (France)	4,550	154,751
First American Corp.	13,550	590,102
LandAmerica Financial Group, Inc.	13,790	719,286
Muenchener Rueckver AG (Germany)	2,275	408,859
Philadelphia Consolidated Holding Corp.*	9,510	340,458
Principal Financial Group, Inc.	5,915	352,593
The Progressive Corp.	25,810	479,034
Torchmark Corp.	5,655	345,294
Willis Group Holdings Ltd. (United Kingdom)	10,235	360,681

		5,097,117

Real Estate Investment Trusts (REITS)—0.05%
Alstria Office REIT AG* (Germany)	16,120	267,181

Real Estate Management & Development—0.05%
Rodobens Negocios Imobiliarios S.A. (Brazil)	25,040	266,353

Thrifts & Mortgage Finance—0.09%
First Niagara Financial Group, Inc.	7,620	96,926
Flagstar Bancorp, Inc.	23,540	194,205
IndyMac Bancorp, Inc.	28,090	229,495

		520,626

Total Financials		50,081,721

Health Care—15.15%
Biotechnology—1.92%
Amgen, Inc.*	118,925	5,540,716
Applera Corp.—Celera Group*	59,820	916,442
Crucell NV – ADR* (Netherlands)	22,000	315,700
Genzyme Corp.*	38,969	3,044,648
Medarex, Inc.*	33,450	334,166
Monogram Biosciences, Inc.*	225,025	301,534
Senomyx, Inc.*	16,775	109,205
Theratechnologies, Inc.* (Canada)	30,680	281,187

		10,843,598

Health Care Equipment & Supplies—5.57%
Abaxis, Inc.*	13,230	430,637
Alsius Corp.*[3]	56,230	201,303
AtriCure, Inc.*	18,520	258,169
Beckman Coulter, Inc.	8,140	541,310
Boston Scientific Corp.*	823,460	9,988,570
Carl Zeiss Meditec AG (Germany)	31,000	479,248
The Cooper Companies, Inc.	114,360	4,503,497
Covidien Ltd. (Bermuda)	14,460	645,350
C.R. Bard, Inc.	3,510	338,961
Dexcom, Inc.*	48,235	405,656
Edwards Lifesciences Corp.*	5,600	259,112
ev3, Inc.*	149,944	1,312,010
Gen-Probe, Inc.*	5,410	309,182
Hansen Medical, Inc.*	5,630	100,664
IDEXX Laboratories, Inc.*	3,740	210,824

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Inverness Medical Innovations, Inc.*	13,090	589,705
Medtronic, Inc.	145,880	6,793,632
Micrus Endovascular Corp.*	19,300	370,753
Nobel Biocare Holding AG (Switzerland)	1,200	294,613
OraSure Technologies, Inc.*	100,750	796,933
ResMed, Inc.*	5,375	250,368
Sirona Dental Systems, Inc.*	13,510	373,281
SonoSite, Inc.*	14,620	509,215
STAAR Surgical Co.*	82,770	197,820
Straumann Holding AG (Switzerland)	1,345	343,595
Synthes, Inc. (Switzerland)	6,580	839,248
Avalon HealthCare Holdings, Inc.—Series D*	6,125	167,213

		31,510,869

Health Care Providers & Services—1.12%
Quest Diagnostics, Inc.	106,190	5,237,291
Sonic Healthcare Ltd. (Australia)	38,680	564,914
Tenet Healthcare Corp.*	124,290	550,605

		6,352,810

Health Care Technology—0.67%
Allscripts Healthcare Solutions, Inc*	26,950	399,669
AMICAS, Inc.*	153,900	430,920
Cerner Corp.*	51,920	2,720,608
Eclipsys Corp.*	10,450	268,983

		3,820,180

Life Sciences Tools & Services—2.40%
Affymetrix, Inc.*	137,815	2,764,569
Caliper Life Sciences, Inc.*	102,285	454,145
Exelixis, Inc.*	36,010	263,593
Lonza Group AG (Switzerland)	25,575	3,257,238
Luminex Corp.*	42,780	640,417
PerkinElmer, Inc.	242,215	6,028,731
QIAGEN N.V.* (Netherlands)	7,280	148,512

		13,557,205

Pharmaceuticals—3.47%
AstraZeneca plc (United Kingdom)	1,450	60,371
AstraZeneca plc—ADR (United Kingdom)	2,475	103,579
Barr Pharmaceuticals, Inc.*	14,280	745,273
GlaxoSmithKline plc (United Kingdom)	9,025	212,104
Johnson & Johnson	86,190	5,452,379
Novartis AG—ADR (Switzerland)	221,060	11,187,847
Par Pharmaceutical Companies, Inc.*	29,900	573,482
Sanofi-Aventis (France)	1,250	100,989
Santen Pharmaceutical Co. Ltd. (Japan)	5,800	154,096
Shire plc (United Kingdom)	11,175	197,641
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	103,122
Valeant Pharmaceuticals International*	62,910	712,141

		19,603,024

Total Health Care		85,687,686

Industrials—5.81%
Aerospace & Defense—0.09%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	11,370	493,458

Air Freight & Logistics—1.65%
Deutsche Post AG (Germany)	4,275	137,772

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
TNT N.V. (Netherlands)	9,995	368,023
United Parcel Service, Inc.—Class B	120,245	8,797,124

		9,302,919

Airlines—2.66%
AirTran Holdings, Inc.*	20,830	179,763
AMR Corp.*	1,825	25,441
Continental Airlines, Inc.—Class B*	5,000	136,050
Deutsche Lufthansa AG (Germany)	11,325	269,354
JetBlue Airways Corp.*	648,965	4,484,348
Southwest Airlines Co.	849,660	9,966,512

		15,061,468

Building Products—0.03%
Owens Corning, Inc.	6,560	142,614

Commercial Services & Supplies—0.09%
Covanta Holding Corp.*	4,375	111,081
Pitney Bowes, Inc.	11,010	404,067

		515,148

Electrical Equipment—0.08%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	14,540	363,500
Hubbell, Inc.—Class B	1,950	92,976

		456,476

Industrial Conglomerates—1.14%
3M Co.	71,850	5,722,853
Siemens AG (Germany)	4,670	600,827
Sonae Capital* (Portugal)	7,656	20,600
Sonae S.A. (SGPS) (Portugal)	61,250	114,721

		6,459,001

Machinery—0.07%
FANUC Ltd. (Japan)	1,000	88,216
FreightCar America, Inc.	3,913	147,559
Heidelberger Druckmaschinen AG (Germany)	2,075	56,786
Schindler Holding AG (Switzerland)	2,050	122,290

		414,851

Total Industrials		32,845,935

Information Technology—15.21%
Communications Equipment—3.45%
Alcatel-Lucent (France)	737,770	4,595,160
Alcatel-Lucent—ADR (France)	98,660	624,518
BigBand Networks, Inc.*	96,660	540,329
Blue Coat Systems, Inc.*	16,250	436,638
Cisco Systems, Inc.*	441,700	10,821,650
Harris Stratex Networks, Inc.—Class A*	26,430	287,823
Juniper Networks, Inc.*	80,530	2,186,390

		19,492,508

Computers & Peripherals—0.81%
EMC Corp.*	265,760	4,217,611
Rackable Systems, Inc.*	45,240	378,206

		4,595,817

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Electronic Equipment & Instruments—0.32%
AU Optronics Corp.—ADR (Taiwan)	36,350	603,047
KEYENCE Corp. (Japan)	330	70,233
LoJack Corp.*	38,145	470,709
Planar Systems, Inc.*	87,740	496,608
Samsung SDI Co. Ltd. (South Korea)	2,330	171,843

		1,812,440

Internet Software & Services—1.81%
Google, Inc.—Class A*	16,360	9,231,948
iPass, Inc.*	113,260	351,106
Online Resources Corp.*	52,480	535,821
WebMD Health Corp.—Class A*	3,000	110,880

		10,229,755

IT Services—3.50%
Atos Origin S.A.* (France)	2,830	139,708
Automatic Data Processing, Inc.	278,785	11,310,307
Gevity HR, Inc.	104,930	736,609
Paychex, Inc.	4,485	146,749
RightNow Technologies, Inc.*	40,875	418,151
Western Union Co.	315,260	7,061,824

		19,813,348

Office Electronics—0.01%
Boewe Systec AG (Germany)	1,690	53,384

Semiconductors & Semiconductor Equipment—0.22%
Hynix Semiconductor, Inc.* (South Korea)	4,490	123,705
Netlogic Microsystems, Inc.*	20,440	531,440
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	14,140	131,219
Trident Microsystems, Inc.*	89,430	449,833

		1,236,197

Software—5.09%
Aladdin Knowledge Systems Ltd.* (Israel)	29,580	624,434
Amdocs Ltd.* (Guernsey)	22,870	756,768
Borland Software Corp.*	176,815	442,038
Electronic Arts, Inc.*	112,120	5,311,124
Microsoft Corp.	229,580	7,484,308
Misys plc (United Kingdom)	27,900	96,524
Salesforce.com, Inc.*	49,130	2,568,516
SAP AG (Germany)	5,200	247,972
SAP AG—ADR (Germany)	122,120	5,837,336
Sonic Solutions*	66,010	591,450
Square Enix Co. Ltd. (Japan)	4,600	131,948
Take-Two Interactive Software, Inc.*	13,235	217,583
TIBCO Software, Inc.*	391,500	2,912,760
UbiSoft Entertainment S.A.* (France)	7,660	686,954
Utimaco Safeware AG (Germany)	53,830	858,598

		28,768,313

Total Information Technology		86,001,762

Materials—3.92%
Chemicals—1.90%
Arkema* (France)	67	3,758
Bayer AG (Germany)	6,775	555,419
Calgon Carbon Corp.*	18,075	277,994
NITTO DENKO Corp. (Japan)	198,000	9,664,441

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Tronox, Inc.—Class A	30,000	219,000

		10,720,612

Containers & Packaging—0.02%
Bemis Company, Inc.	4,760	129,377

Paper & Forest Products—2.00%
Louisiana-Pacific Corp.	355,165	5,423,370
Norbord, Inc. (Canada)	48,540	304,161
Caliper Life Sciences, Inc., 8/15/2010	82,540	5,589,609

		11,317,140

Total Materials		22,167,129

Telecommunication Services—0.25%
Diversified Telecommunication Services—0.11%
France Telecom S.A. (France)	7,800	273,867
Swisscom AG—ADR (Switzerland)	5,650	225,153
Telus Corp. (Canada)	2,480	104,210

		603,230

Wireless Telecommunication Services—0.14%
Hutchison Telecommunications International Ltd. (Hong Kong)	105,000	147,320
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	27,810	585,957
SK Telecom Co. Ltd.—ADR (South Korea)	3,750	93,113

		826,390

Total Telecommunication Services		1,429,620

Utilities—1.28%
Electric Utilities—0.10%
E.ON AG (Germany)	3,300	609,454

Independent Power Producers & Energy Traders—1.05%
Mirant Corp.*	161,130	5,936,029

Multi-Utilities—0.07%
National Grid plc (United Kingdom)	15,275	235,075
Suez S.A. (France)	2,575	156,402

		391,477

Water Utilities—0.06%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	8,129	171,828
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	11,480	155,418

		327,246

Total Utilities		7,264,206

TOTAL COMMON STOCKS (Identified Cost $401,475,286)		397,618,367

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $5,289)	8,377	7,288

CORPORATE BONDS—3.30%
Convertible Corporate Bonds—0.46%
Consumer Discretionary—0.11%
Hotels, Restaurants & Leisure—0.06%
Carnival Corp., 2.00%, 4/15/2021	$285,000	332,025

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Media—0.05%
Charter Communications, Inc., 6.50%, 10/1/2027	546,000	306,442

Total Consumer Discretionary		638,467

Health Care—0.13%
Biotechnology—0.10%
Amgen, Inc., 0.375%, 2/1/2013	635,000	573,088

Health Care Equipment & Supplies—0.03%
Medtronic, Inc., 1.625%, 4/15/2013	140,000	146,825

Total Health Care		719,913

Industrials—0.07%
Airlines—0.07%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	362,250

Information Technology—0.15%
Computers & Peripherals—0.07%
EMC Corp., 1.75%, 12/1/2013	335,000	423,775

Software—0.08%
Amdocs Ltd., 0.50%, 3/15/2024	435,000	437,719

Total Information Technology		861,494

Total Convertible Corporate Bonds (Identified Cost $2,915,629)		2,582,124

Non-Convertible Corporate Bonds—2.84%
Consumer Discretionary—0.62%
Automobiles—0.10%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	565,000	557,403

Hotels, Restaurants & Leisure—0.11%
McDonald’s Corp., 5.80%, 10/15/2017	600,000	634,585

Media—0.29%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	540,227
Comcast Corp., 6.50%, 11/15/2035	670,000	650,491
The Walt Disney Co., 7.00%, 3/1/2032	380,000	438,745

		1,629,463

Multiline Retail—0.07%
Target Corp., 5.875%, 3/1/2012	365,000	384,758

Specialty Retail—0.05%
Lowe’s Companies, Inc., 8.25%, 6/1/2010	265,000	293,759

Total Consumer Discretionary		3,499,968

Consumer Staples—0.05%
Food & Staples Retailing—0.05%
The Kroger Co., 7.25%, 6/1/2009	140,000	144,888
The Kroger Co., 6.80%, 4/1/2011	145,000	154,745

Total Consumer Staples		299,633

Energy—0.15%
Oil, Gas & Consumable Fuels—0.15%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	220,000	226,855
Arch Western Finance LLC, 6.75%, 7/1/2013	605,000	585,338

Total Energy		812,193

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Financials—0.86%
Capital Markets—0.29%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	750,000	678,289
Lehman Brothers Holdings, Inc., 4.9775%, 11/16/2009[4]	215,000	209,762
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	280,000	286,160
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	265,000	261,036
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	221,363

		1,656,610

Commercial Banks—0.32%
PNC Bank National Association, 5.25%, 1/15/2017	615,000	597,051
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	616,551
Wachovia Corp., 5.25%, 8/1/2014	615,000	613,662

		1,827,264

Diversified Financial Services—0.09%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	492,674

Insurance—0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	980,000	556,407
American International Group, Inc., 4.25%, 5/15/2013	345,000	335,370

		891,777

Total Financials		4,868,325

Health Care—0.13%
Pharmaceuticals—0.13%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	240,896
Wyeth, 6.50%, 2/1/2034	470,000	494,982

Total Health Care		735,878

Industrials—0.53%
Aerospace & Defense—0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	235,707

Air Freight & Logistics—0.04%
FedEx Corp., 3.50%, 4/1/2009	240,000	239,623

Airlines—0.09%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	517,153

Industrial Conglomerates—0.10%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	585,027

Machinery—0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	283,091

Road & Rail—0.21%
CSX Corp., 6.00%, 10/1/2036	820,000	735,748
Union Pacific Corp., 5.65%, 5/1/2017	415,000	415,551

		1,151,299

Total Industrials		3,011,900

Information Technology—0.15%
Communications Equipment—0.15%
Cisco Systems, Inc., 5.50%, 2/22/2016	275,000	284,194
Corning, Inc., 6.20%, 3/15/2016	560,000	581,993

Total Information Technology		866,187

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Extended Term Series	Shares/ Principal Amount	Value
Materials—0.05%
Metals & Mining—0.05%
Alcoa, Inc., 5.87%, 2/23/2022	275,000	268,571

Utilities—0.30%
Electric Utilities—0.27%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	220,000	235,400
American Electric Power Co., Inc., 5.375%, 3/15/2010	550,000	565,510
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	758,978

		1,559,888

Multi-Utilities—0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	152,389

Total Utilities		1,712,277

Total Non-Convertible Corporate Bonds (Identified Cost $16,452,435)		16,074,932

TOTAL CORPORATE BONDS (Identified Cost $19,368,064)		18,657,056

U.S. TREASURY SECURITIES—12.93%
U.S. Treasury Bonds—5.29%
U.S. Treasury Bond, 5.50%, 8/15/2028 (Identified Cost $26,957,944)	25,940,000	29,897,873

U.S. Treasury Notes—7.64%
U.S. Treasury Note, 4.875%, 4/30/2011	10,000,000	10,774,220
U.S. Treasury Note, 4.625%, 10/31/2011	15,000	16,115
U.S. Treasury Note, 4.75%, 1/31/2012	30,000,000	32,439,840

Total U.S. Treasury Notes (Identified Cost $40,235,501)		43,230,175

TOTAL U.S. TREASURY SECURITIES (Identified Cost $67,193,445)		73,128,048

U.S. GOVERNMENT AGENCIES—11.96%
Mortgage-Backed Securities—5.11%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,433	2,499
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	12,325	12,843
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	345,049	354,227
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	397,735	398,581
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	304,755	305,404
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	296,236	296,867
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	173,022	173,390
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	93,338	94,661
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	133,444	135,283
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	977,446	990,903
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	403,778	421,463
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	5,924,903	5,759,169
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	744,316	772,762
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	820,475	851,832
Fannie Mae, Pool #899393, 6.00%, 4/1/2037	2,639,000	2,708,389
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	310,071	317,761
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,187,572	1,186,406

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend®Extended Term Series	Shares/ Principal Amount	Value
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	675,718	684,317
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	210,751	213,432
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	281,278	284,903
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	858,459	878,639
Federal Home Loan Mortgage Corp., Pool #G12833, 4.50%, 9/1/2022	1,824,000	1,822,293
Federal Home Loan Mortgage Corp., Pool #J06711, 5.00%, 1/1/2023	2,090,001	2,116,936
Federal Home Loan Mortgage Corp., Pool #G12966, 5.50%, 1/1/2023	1,176,000	1,203,645
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	201,061	209,456
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,646,228	1,710,601
Federal Home Loan Mortgage Corp., Pool #A62373, 5.00%, 6/1/2037	3,646,000	3,630,138
Federal Home Loan Mortgage Corp., Pool #G03329, 5.50%, 7/1/2037	1,191,999	1,207,002
GNMA, Pool #631703, 6.50%, 9/15/2034	129,211	134,859

Total Mortgage-Backed Securities (Identified Cost $28,197,066)		28,878,661

Other Agencies—6.85%
Fannie Mae, 5.75%, 2/15/2008	5,000	5,003
Fannie Mae, 5.00%, 5/11/2017	14,125,000	15,011,937
Federal Home Loan Bank, 5.00%, 11/17/2017	22,395,000	23,753,458

Total Other Agencies (Identified Cost $36,821,300)		38,770,398

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $65,018,366)		67,649,059

SHORT-TERM INVESTMENTS—2.71%
Dreyfus Treasury Cash Management—Institutional Shares (Identified Cost $15,338,410)	15,338,410	15,338,410

TOTAL INVESTMENTS—101.20% (Identified Cost $568,398,860)		572,398,228
LIABILITIES, LESS OTHER ASSETS—(1.20%)		(6,789,997)

NET ASSETS—100%		$565,608,231

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.
[2]

Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $235,400, or 0.04%, of the Series’ net assets as of January 31, 2008.

[3]	The Chairman and CEO of the company serves as a director of the Fund.
[4]	The coupon rate is a floating rate and is subject to change quarterly. The coupon rate stated is the rate at January 31, 2008.

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$569,371,607

Unrealized appreciation	$39,959,219
Unrealized depreciation	(36,932,598)

Net unrealized appreciation	$3,026,621

Investment Portfolio - January 31, 2008 (unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
COMMON STOCKS—93.19%

Consumer Discretionary—15.95%
Auto Components—0.06%
Hankook Tire Co. Ltd. (South Korea)	12,990	$219,551
Tenneco, Inc.*	3,250	86,027

		305,578

Distributors—0.01%
Building Materials Holding Corp.	6,990	47,602

Hotels, Restaurants & Leisure—3.42%
Carnival Corp.	168,818	7,510,713
Club Mediterranee S.A.* (France)	6,455	307,148
International Game Technology	210,175	8,968,167

		16,786,028

Household Durables—2.07%
Corporacion Geo S.A. de C.V.—Class B* (Mexico)	35,870	115,558
D.R. Horton, Inc.	141,900	2,447,775
KB Home	4,070	111,925
Lennar Corp.—Class A	121,440	2,501,664
LG Electronics, Inc. (South Korea)	1,750	166,896
Pulte Homes, Inc.	191,930	3,136,136
Toll Brothers, Inc.*	72,560	1,689,197

		10,169,151

Leisure Equipment & Products—0.04%
Sankyo Co. Ltd. (Japan)	2,500	133,311
Sega Sammy Holdings, Inc. (Japan)	6,900	80,466

		213,777

Media—6.28%
Acme Communications, Inc.	12,250	36,382
Charter Communications, Inc.—Class A*	1,642,590	1,921,830
Comcast Corp. – Class A*	513,045	9,316,897
The E.W. Scripps Co.—Class A	140,050	5,702,836
Grupo Televisa S.A.—ADR (Mexico)	203,770	4,542,033
Impresa S.A. (SGPS)* (Portugal)	18,150	39,661
Mediacom Communications Corp.—Class A*	67,580	335,197
Mediaset S.p.A. (Italy)	7,725	67,694
Reed Elsevier plc—ADR (United Kingdom)	3,895	188,674
Societe Television Francaise 1 (France)	14,250	357,140
Time Warner, Inc.	521,023	8,200,902
Wolters Kluwer N.V. (Netherlands)	5,100	145,103

		30,854,349

Multiline Retail—0.03%
PPR (France)	885	123,504

Specialty Retail—3.99%
Build-A-Bear Workshop, Inc.*	6,740	91,866
The Home Depot, Inc.	115,480	3,541,772
Kingfisher plc (United Kingdom)	48,700	140,985
KOMERI Co. Ltd. (Japan)	3,700	77,772
Limited Brands, Inc.	399,714	7,630,540
Lowe’s Companies, Inc.	132,710	3,508,852
O’Reilly Automotive, Inc.*	143,370	4,219,379
Tractor Supply Co.*	7,679	295,949
Valora Holding AG (Switzerland)	480	111,070

		19,618,185

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Textiles, Apparel & Luxury Goods—0.05%
Adidas AG (Germany)	1,870	118,195
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	101,870

		220,065

Total Consumer Discretionary		78,338,239

Consumer Staples—8.23%
Beverages—0.11%
Diageo plc (United Kingdom)	6,410	128,980
Kirin Holdings Co. Ltd. (Japan)	8,000	128,280
Scottish & Newcastle plc (United Kingdom)	17,070	266,602

		523,862

Food & Staples Retailing—0.17%
Carrefour S.A. (France)	4,980	348,005
Casino Guichard-Perrachon S.A. (France)	1,550	170,110
Tesco plc (United Kingdom)	26,120	216,567
United Natural Foods, Inc.*	4,240	101,675

		836,357

Food Products—5.81%
Cadbury Schweppes plc (United Kingdom)	38,366	421,466
Dean Foods Co.	177,640	4,973,920
Groupe Danone (France)	2,500	200,789
Kellogg Co.	83,200	3,985,280
Lancaster Colony Corp.	375	13,073
Nestle S.A. (Switzerland)	19,520	8,726,546
Suedzucker AG (Germany)	4,050	85,790
Unilever plc—ADR (United Kingdom)	309,160	10,140,448

		28,547,312

Household Products—0.05%
Kao Corp. (Japan)	2,000	60,378
Reckitt Benckiser Group plc (United Kingdom)	3,060	159,407

		219,785

Personal Products—2.09%
Clarins S.A. (France)	5,457	374,443
The Estee Lauder Companies, Inc.—Class A	229,148	9,670,046
L’Oreal S.A. (France)	1,255	153,834
Natura Cosmeticos S.A. (Brazil)	9,464	91,518

		10,289,841

Total Consumer Staples		40,417,157

Energy—3.00%
Energy Equipment & Services—2.79%
Baker Hughes, Inc.	75,313	4,890,073
Calfrac Well Services Ltd. (Canada)	26,180	365,393
Compagnie Generale de Geophysique—Veritas (CGG—Veritas)* (France)	2,810	652,751
Trican Well Service Ltd. (Canada)	18,530	251,608
Weatherford International Ltd.*	121,944	7,537,359

		13,697,184

Oil, Gas & Consumable Fuels—0.21%
BP plc (United Kingdom)	9,950	105,249
Edge Petroleum Corp.*	30,910	204,315

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Eni S.p.A. (Italy)	7,887	253,122
Evergreen Energy, Inc.*	19,995	45,989
Forest Oil Corp.*	2,550	115,311
Mariner Energy, Inc.*	1,375	34,458
Royal Dutch Shell plc—Class B (Netherlands)	3,414	118,384
Total S.A. (France)	2,200	159,297

		1,036,125

Total Energy		14,733,309

Financials—10.38%
Capital Markets—1.33%
Bank of New York Mellon Corp.[1]	7,500	349,725
Daiwa Securities Group, Inc. (Japan)	4,000	35,286
Franklin Resources, Inc.	3,605	375,749
Macquarie Group Ltd. (Australia)	3,237	188,523
Merrill Lynch & Co., Inc.	8,530	481,092
Morgan Stanley	6,000	296,580
Nomura Holdings, Inc. (Japan)	2,300	34,025
SEI Investments Co.	172,120	4,767,724

		6,528,704

Commercial Banks—6.04%
Aareal Bank AG (Germany)	8,327	279,745
The Bancorp, Inc.*	20,760	301,643
BNP Paribas (France)	1,403	137,293
Boston Private Financial Holdings, Inc.	11,627	265,444
The Chugoku Bank Ltd. (Japan)	7,300	103,668
Commerzbank AG (Germany)	3,075	92,517
Credit Agricole S.A. (France)	2,840	86,502
The Hachijuni Bank Ltd. (Japan)	13,400	91,871
HSBC Holdings plc (United Kingdom)	15,557	232,455
HSBC Holdings plc—ADR (United Kingdom)	4,208	316,357
Huntington Bancshares, Inc.	11,045	148,555
KeyCorp	3,498	91,473
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,000	58,290
PNC Financial Services Group, Inc.	99,296	6,515,804
Royal Bank of Scotland Group plc (United Kingdom)	70,741	537,302
Societe Generale (France)	1,180	145,939
Societe Generale—ADR (France)	10,860	267,561
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	76,065
SunTrust Banks, Inc.	1,905	131,350
TCF Financial Corp.	21,300	452,625
U.S. Bancorp	204,647	6,947,766
UniCredito Italiano S.p.A. (Italy)	26,122	191,628
Wachovia Corp.	295,200	11,492,136
Webster Financial Corp.	5,160	174,769
Wells Fargo & Co.	6,940	236,029
Wilmington Trust Corp.	8,360	291,513

		29,666,300

Consumer Finance—0.14%
Capital One Financial Corp.	6,565	359,828
Nelnet, Inc.—Class A	23,047	306,295

		666,123

Diversified Financial Services—1.70%
Bank of America Corp.	145,476	6,451,861
Citigroup, Inc.	21,145	596,712
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	5,100	260,716

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
ING Groep N.V. (Netherlands)	3,225	103,933
JPMorgan Chase & Co.	14,321	680,964
Moody’s Corp.	7,580	265,224

		8,359,410

Insurance—0.98%
Allianz SE (Germany)	4,248	759,022
American International Group, Inc.	8,300	457,828
Axa (France)	2,675	90,980
First American Corp.	13,100	570,505
LandAmerica Financial Group, Inc.	13,320	694,771
Muenchener Rueckver AG (Germany)	1,773	318,640
Philadelphia Consolidated Holding Corp.*	9,540	341,532
Principal Financial Group, Inc.	5,585	332,922
The Progressive Corp.	24,920	462,515
Torchmark Corp.	5,550	338,883
Willis Group Holdings Ltd. (United Kingdom)	12,765	449,839

		4,817,437

Real Estate Investment Trusts (REITS)—0.04%
Alstria Office REIT AG* (Germany)	13,000	215,469

Real Estate Management & Development—0.05%
Rodobens Negocios Imobiliarios S.A. (Brazil)	21,220	225,719

Thrifts & Mortgage Finance—0.10%
First Niagara Financial Group, Inc.	7,360	93,619
Flagstar Bancorp, Inc.	22,420	184,965
IndyMac Bancorp, Inc.	27,690	226,227

		504,811

Total Financials		50,983,973

Health Care – 21.10%
Biotechnology—2.73%
Amgen, Inc.*	119,576	5,571,046
Applera Corp.—Celera Group*	57,080	874,466
Crucell NV—ADR* (Netherlands)	21,000	301,350
Genzyme Corp.*	71,493	5,585,748
Medarex, Inc.*	31,500	314,685
Monogram Biosciences, Inc.*	217,071	290,875
Senomyx, Inc.*	15,362	100,007
Theratechnologies, Inc.* (Canada)	41,220	377,788

		13,415,965

Health Care Equipment & Supplies—7.68%
Abaxis, Inc.*	13,010	423,476
Alsius Corp.*[2]	46,698	167,179
AtriCure, Inc.*	16,790	234,053
Beckman Coulter, Inc.	8,620	573,230
Boston Scientific Corp.*	906,076	10,990,702
Carl Zeiss Meditec AG (Germany)	30,000	463,789
The Cooper Companies, Inc.	133,515	5,257,821
Covidien Ltd. (Bermuda)	19,400	865,822
C.R. Bard, Inc.	3,300	318,681
Dexcom, Inc.*	43,304	364,187
Edwards Lifesciences Corp.*	4,215	195,028
ev3, Inc.*	141,384	1,237,110
Gen-Probe, Inc.*	5,494	313,982
Hansen Medical, Inc.*	5,130	91,724

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
IDEXX Laboratories, Inc.*	3,424	193,011
Inverness Medical Innovations, Inc.*	12,775	575,514
Medtronic, Inc.	243,692	11,348,736
Micrus Endovascular Corp.*	18,058	346,894
Nobel Biocare Holding AG (Switzerland)	1,110	272,517
OraSure Technologies, Inc.*	98,356	777,996
ResMed, Inc.*	5,400	251,532
Sirona Dental Systems, Inc.*	13,080	361,400
SonoSite, Inc.*	14,137	492,392
STAAR Surgical Co.*	66,780	159,604
Straumann Holding AG (Switzerland)	1,304	333,121
Synthes, Inc. (Switzerland)	7,660	976,997
Avalon HealthCare Holdings, Inc.—Series D*	5,550	151,515

		37,738,013

Health Care Providers & Services—1.41%
Quest Diagnostics, Inc.	119,100	5,874,012
Sonic Healthcare Ltd. (Australia)	37,200	543,299
Tenet Healthcare Corp.*	114,280	506,260

		6,923,571

Health Care Technology—2.03%
Allscripts Healthcare Solutions, Inc*	25,370	376,237
AMICAS, Inc.*	135,725	380,030
Cerner Corp.*	54,130	2,836,412
Eclipsys Corp.*	247,041	6,358,835

		9,951,514

Life Sciences Tools & Services—2.93%
Affymetrix, Inc.*	142,513	2,858,811
Caliper Life Sciences, Inc.*	184,520	819,269
Exelixis, Inc.*	73,910	541,021
Lonza Group AG (Switzerland)	26,797	3,412,872
Luminex Corp.*	42,810	640,866
PerkinElmer, Inc.	241,011	5,998,764
QIAGEN N.V.* (Netherlands)	7,050	143,820

		14,415,423

Pharmaceuticals—4.32%
AstraZeneca plc (United Kingdom)	675	28,104
AstraZeneca plc—ADR (United Kingdom)	1,500	62,775
Barr Pharmaceuticals, Inc.*	14,833	774,134
GlaxoSmithKline plc (United Kingdom)	6,775	159,225
Johnson & Johnson	99,280	6,280,453
Novartis AG—ADR (Switzerland)	241,945	12,244,836
Par Pharmaceutical Companies, Inc.*	28,160	540,109
Sanofi-Aventis (France)	837	67,622
Santen Pharmaceutical Co. Ltd. (Japan)	5,500	146,125
Shire plc (United Kingdom)	9,080	160,589
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	84,924
Valeant Pharmaceuticals International*	59,230	670,484

		21,219,380

Total Health Care		103,663,866

Industrials—6.37%
Aerospace & Defense—0.10%
Empresa Brasileira de Aeronautica S.A. (Embraer)—ADR (Brazil)	11,610	503,874

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Air Freight & Logistics - 1.84%
Deutsche Post AG (Germany)	4,985	160,653
TNT N.V. (Netherlands)	9,504	349,944
United Parcel Service, Inc.—Class B	116,463	8,520,433

		9,031,030

Airlines—2.83%
AirTran Holdings, Inc.*	14,860	128,242
AMR Corp.*	1,275	17,774
Continental Airlines, Inc.—Class B*	4,500	122,445
Deutsche Lufthansa AG (Germany)	8,080	192,175
JetBlue Airways Corp.*	623,192	4,306,257
Southwest Airlines Co.	779,070	9,138,491

		13,905,384

Building Products—0.03%
Owens Corning, Inc.*	6,360	138,266

Commercial Services & Supplies—0.09%
Covanta Holding Corp.*	2,700	68,553
Pitney Bowes, Inc.	10,360	380,212

		448,765

Electrical Equipment—0.08%
ABB Ltd. (Asea Brown Boveri)—ADR (Switzerland)	13,050	326,250
Hubbell, Inc.—Class B	1,200	57,216

		383,466

Industrial Conglomerates—1.32%
3M Co.	73,515	5,855,470
Siemens AG (Germany)	4,470	575,096
Sonae Capital* (Portugal)	4,159	11,191
Sonae S.A. (SGPS) (Portugal)	33,275	62,324

		6,504,081

Machinery—0.08%
FANUC Ltd. (Japan)	900	79,394
FreightCar America, Inc.	3,270	123,312
Heidelberger Druckmaschinen AG (Germany)	2,145	58,701
Schindler Holding AG (Switzerland)	2,102	125,392

		386,799

Total Industrials		31,301,665

Information Technology—20.14%
Communications Equipment—4.35%
Alcatel-Lucent (France)	774,800	4,825,800
Alcatel-Lucent—ADR (France)	169,100	1,070,403
BigBand Networks, Inc.*	91,010	508,746
Blue Coat Systems, Inc.*	26,290	706,412
Cisco Systems, Inc.*	461,780	11,313,610
Harris Stratex Networks, Inc.—Class A*	29,730	323,760
Juniper Networks, Inc.*	97,368	2,643,541

		21,392,272

Computers & Peripherals—1.45%
EMC Corp.*	427,710	6,787,758
Rackable Systems, Inc.*	41,370	345,853

		7,133,611

Electronic Equipment & Instruments—0.35%
AU Optronics Corp.—ADR (Taiwan)	35,129	582,790

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
KEYENCE Corp. (Japan)	220	46,822
LoJack Corp.*	42,346	522,550
Planar Systems, Inc.*	78,160	442,386
Samsung SDI Co. Ltd. (South Korea)	1,690	124,641

		1,719,189

Internet Software & Services—2.37%
Google, Inc.—Class A*	18,880	10,653,984
iPass, Inc.*	121,317	376,083
Online Resources Corp.*	50,110	511,623
WebMD Health Corp.—Class A*	2,300	85,008

		11,626,698

IT Services—4.38%
Atos Origin S.A.* (France)	2,660	131,316
Automatic Data Processing, Inc.	290,348	11,779,418
Gevity HR, Inc.	102,920	722,498
Paychex, Inc.	3,505	114,684
RightNow Technologies, Inc.*	31,581	323,074
Western Union Co.	377,010	8,445,024

		21,516,014

Office Electronics—0.01%
Boewe Systec AG (Germany)	1,220	38,538

Semiconductors & Semiconductor Equipment—0.22%
Hynix Semiconductor, Inc.* (South Korea)	3,260	89,817
Netlogic Microsystems, Inc.*	18,090	470,340
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Taiwan)	9,954	92,373
Trident Microsystems, Inc.*	84,210	423,576

		1,076,106

Software—7.01%
Aladdin Knowledge Systems Ltd.* (Israel)	32,063	676,850
Amdocs Ltd.* (Guernsey)	26,470	875,892
Borland Software Corp.*	159,693	399,233
Electronic Arts, Inc.*	141,160	6,686,749
Microsoft Corp.	259,520	8,460,352
Misys plc (United Kingdom)	22,890	79,192
Salesforce.com, Inc.*	61,162	3,197,549
SAP AG (Germany)	3,200	152,598
SAP AG—ADR (Germany)	130,580	6,241,724
Sonic Solutions*	61,330	549,517
Square Enix Co. Ltd. (Japan)	4,600	131,948
Take-Two Interactive Software, Inc.*	12,514	205,730
TIBCO Software, Inc.*	743,582	5,532,250
UbiSoft Entertainment S.A.* (France)	4,942	443,202
Utimaco Safeware AG (Germany)	51,506	821,530

		34,454,316

Total Information Technology		98,956,744

Materials—6.20%
Chemicals—2.37%
Arkema* (France)	40	2,243
Bayer AG (Germany)	5,746	471,061
Calgon Carbon Corp.*	17,448	268,350
NITTO DENKO Corp. (Japan)	218,900	10,684,576
Tronox, Inc.—Class A	28,000	204,400

		11,630,630

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
Containers & Packaging—0.02%
Bemis Company, Inc.	4,610	125,300

Paper & Forest Products—3.81%
Louisiana-Pacific Corp.	612,680	9,355,624
Norbord, Inc. (Canada)	47,027	294,680
Caliper Life Sciences, Inc., 8/15/2010	133,840	9,063,645

		18,713,949

Total Materials		30,469,879

Telecommunication Services—0.38%
Diversified Telecommunication Services—0.22%
France Telecom S.A. (France)	7,070	248,236
Swisscom AG—ADR (Switzerland)	4,606	183,549
Telenor ASA—ADR (Norway)	1,950	119,145
Telus Corp. (Canada)	12,330	518,107

		1,069,037

Wireless Telecommunication Services—0.16%
Hutchison Telecommunications International Ltd. (Hong Kong)	95,000	133,290
Hutchison Telecommunications International Ltd.—ADR (Hong Kong)	28,670	604,077
SK Telecom Co. Ltd.—ADR (South Korea)	3,220	79,953

		817,320

Total Telecommunication Services		1,886,357

Utilities—1.44%
Electric Utilities—0.09%
E.ON AG (Germany)	2,350	434,005

Independent Power Producers & Energy Traders—1.23%
Mirant Corp.*	163,389	6,019,251

Multi-Utilities—0.06%
National Grid plc (United Kingdom)	11,210	172,516
Suez S.A. (France)	2,309	140,245

		312,761

Water Utilities—0.06%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	6,976	147,456
Companhia de Saneamento de Minas Gerais—Copasa MG (Brazil)	9,850	133,350

		280,806

Total Utilities		7,046,823

TOTAL COMMON STOCKS (Identified Cost $480,769,254)		457,798,012

WARRANTS—0.00%**
Health Care—0.00%**
Life Sciences Tools & Services—0.00%**
Caliper Life Sciences, Inc., 8/10/2011 (Identified Cost $2,672)	4,132	3,595

U.S. TREASURY BONDS—5.51%
U.S. Treasury Bond, 5.25%, 11/15/2028	$8,000,000	8,958,752
U.S. Treasury Bond, 5.25%, 2/15/2029	8,000,000	8,956,248
U.S. Treasury Bond, 5.375%, 2/15/2031	8,000,000	9,168,128

Investment Portfolio - January 31, 2008 (unaudited)

Pro-Blend® Maximum Term Series	Shares/ Principal Amount	Value
TOTAL U.S. TREASURY BONDS (Identified Cost $27,090,255)		27,083,128

SHORT-TERM INVESTMENTS—2.42%
Dreyfus Treasury Cash Management—Institutional Shares (Identified Cost $11,888,514)	11,888,514	11,888,514

TOTAL INVESTMENTS—101.12% (Identified Cost $519,750,695)		496,773,249
LIABILITIES, LESS OTHER ASSETS—(1.12%)		(5,526,285)

NET ASSETS—100%		$491,246,964

*	Non-income producing security
**	Less than 0.01%

ADR—American Depository Receipt

[1]	Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.
[2]	The Chairman and CEO of the company serves as a director of the Fund.

Federal Tax Information:

On January 31, 2008, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$520,606,901

Unrealized appreciation	$21,453,684
Unrealized depreciation	(45,287,336)

Net unrealized depreciation	$(23,833,652)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2:	CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3:	EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
March 31, 2008

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
March 31, 2008